UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-06454

Fidelity Municipal Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2021

Item 1.

Reports to Stockholders

Fidelity® Michigan Municipal Income Fund

Fidelity® Michigan Municipal Money Market Fund

Semi-Annual Report

June 30, 2021

Contents

Note to Shareholders
Fidelity® Michigan Municipal Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Michigan Municipal Money Market Fund
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity® Michigan Municipal Income Fund

Investment Summary (Unaudited)

Top Five Sectors as of June 30, 2021

% of fund's net assets
Health Care	27.0
General Obligations	24.5
Water & Sewer	10.6
Education	10.4
Transportation	9.6

Quality Diversification (% of fund's net assets)

As of June 30, 2021
AA,A	94.7%
BBB	1.4%
BB and Below	1.5%
Not Rated	1.6%
Short-Term Investments and Net Other Assets	0.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Michigan Municipal Income Fund

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.2%
	Principal Amount	Value
Guam - 0.5%
Guam Int'l. Arpt. Auth. Rev.:
Series 2013 C, 6.25% 10/1/34 (a)	$1,000,000	$1,093,525
Series C, 5% 10/1/21 (Escrowed to Maturity) (a)	975,000	985,818
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/23 (FSA Insured)	1,175,000	1,241,659

TOTAL GUAM		3,321,002

Michigan - 98.5%
Battle Creek School District Series 2016:
5% 5/1/36	1,500,000	1,782,985
5% 5/1/37	1,175,000	1,393,618
Bay City School District Rev. Series 2014:
5% 11/1/25	1,000,000	1,134,156
5% 11/1/26	1,000,000	1,133,244
5% 11/1/27	700,000	792,207
5% 11/1/28	250,000	282,476
Bloomfield Hills Schools District Series 2020, 4% 5/1/50	1,500,000	1,797,002
Brandon School District Series 2016 A:
5% 5/1/28 (Pre-Refunded to 5/1/25 @ 100)	2,515,000	2,949,084
5% 5/1/30 (Pre-Refunded to 5/1/25 @ 100)	1,250,000	1,465,748
5% 5/1/34 (Pre-Refunded to 5/1/25 @ 100)	2,475,000	2,902,180
Chippewa Valley Schools Series 2016 A:
5% 5/1/32	1,000,000	1,189,056
5% 5/1/33	1,000,000	1,187,639
5% 5/1/34	1,075,000	1,274,685
5% 5/1/35	775,000	917,135
Clarkston Cmnty. Schools Series 2016:
5% 5/1/28	1,745,000	2,044,299
5% 5/1/29	1,500,000	1,756,653
Detroit Downtown Dev. Auth. Tax:
Series 1, 5% 7/1/22 (FSA Insured)	500,000	523,592
Series A:
5% 7/1/29 (FSA Insured)	1,340,000	1,506,868
5% 7/1/31 (FSA Insured)	1,775,000	1,994,912
5% 7/1/33 (FSA Insured)	2,000,000	2,246,521
5% 7/1/34 (FSA Insured)	1,750,000	1,965,151
5% 7/1/35 (FSA Insured)	2,750,000	3,086,354
5% 7/1/37 (FSA Insured)	2,000,000	2,243,355
Detroit Gen. Oblig.:
Series 2018:
5% 4/1/22	725,000	746,584
5% 4/1/23	310,000	331,314
Series 2020:
5.5% 4/1/35	690,000	877,029
5.5% 4/1/36	435,000	551,351
5.5% 4/1/37	465,000	587,866
5.5% 4/1/38	490,000	618,164
Series 2021 A:
5% 4/1/37	1,875,000	2,322,647
5% 4/1/39	1,210,000	1,491,702
Detroit School District School Bldg. and Site Impt. Series 2012 A, 5% 5/1/24	5,000,000	5,201,237
Detroit Swr. Disp. Rev.:
Series 2001 B, 5.5% 7/1/29 (Assured Guaranty Corp. Insured) (FGIC Insured)	25,000	30,845
Series 2006, 5% 7/1/36	10,000	10,038
Detroit/Wayne Co. Stadium Auth. Series 2012:
5% 10/1/21 (FSA Insured)	2,000,000	2,022,400
5% 10/1/22 (FSA Insured)	2,645,000	2,792,129
5% 10/1/26 (FSA Insured)	4,850,000	5,132,961
Downriver Util. Wastewtr. Auth. Swr. Sys. Rev. Series 2018:
5% 4/1/33 (FSA Insured)	735,000	923,060
5% 4/1/34 (FSA Insured)	520,000	651,180
5% 4/1/35 (FSA Insured)	500,000	624,531
Farmington Pub. School District Gen. Oblig.:
Series 2015:
5% 5/1/26 (FSA Insured)	1,385,000	1,627,172
5% 5/1/27 (FSA Insured)	1,425,000	1,671,194
Series 2020, 4% 5/1/40	3,000,000	3,588,185
Fitzgerald Pub. School District Series 2019, 5% 5/1/37	1,260,000	1,593,450
Flint Hosp. Bldg. Auth. Rev. Series 2020:
4% 7/1/38	1,800,000	2,018,415
4% 7/1/41	1,395,000	1,554,152
Fraser Pub. School District Series 2006 B, 5% 5/1/29	1,455,000	1,701,534
Grand Rapids Pub. Schools:
Series 2017, 5% 5/1/29 (FSA Insured)	480,000	591,560
Series 2019:
5% 11/1/39 (FSA Insured)	1,200,000	1,518,562
5% 11/1/41 (FSA Insured)	1,300,000	1,630,420
5% 11/1/42 (FSA Insured)	1,400,000	1,747,179
Grand Rapids San. Swr. Sys. Rev.:
Series 2018:
5% 1/1/31	475,000	595,782
5% 1/1/33	250,000	311,862
5% 1/1/34	550,000	684,167
5% 1/1/35	400,000	495,927
5% 1/1/38	655,000	805,684
Series 2012, 5% 1/1/37	1,250,000	1,334,013
Series 2014:
5% 1/1/27	1,300,000	1,452,993
5% 1/1/29	800,000	893,936
5% 1/1/30	2,000,000	2,233,244
Series 2016, 5% 1/1/37	1,250,000	1,480,695
Grand Rapids Wtr. Supply Sys. Series 2016:
5% 1/1/31	250,000	297,602
5% 1/1/32	320,000	380,618
5% 1/1/33	550,000	653,382
5% 1/1/34	500,000	593,008
5% 1/1/35	920,000	1,088,897
5% 1/1/36	385,000	454,745
5% 1/1/46	800,000	929,181
Grand Traverse County Hosp. Fin. Auth.:
Series 2011 A, 5.375% 7/1/35	2,000,000	2,000,000
Series 2014 A, 5% 7/1/47	1,400,000	1,550,575
Series 2019 A:
5% 7/1/44	1,110,000	1,350,126
5% 7/1/49	2,615,000	3,165,825
Series 2021:
4% 7/1/22 (b)	500,000	519,025
5% 7/1/23 (b)	425,000	465,293
Grand Valley Michigan State Univ. Rev.:
Series 2014 B:
5% 12/1/25	500,000	574,358
5% 12/1/26	1,900,000	2,177,375
5% 12/1/28	1,800,000	2,061,234
Series 2018:
5% 12/1/34	1,075,000	1,344,370
5% 12/1/35	1,225,000	1,529,475
5% 12/1/37	1,375,000	1,710,677
5% 12/1/38	875,000	1,086,578
5% 12/1/43	1,400,000	1,727,099
Grandville Pub. Schools District Series 2020:
4% 5/1/39 (FSA Insured)	1,000,000	1,187,165
4% 5/1/40 (FSA Insured)	1,300,000	1,541,945
Great Lakes Wtr. Auth. Sew Disp. Sys.:
Series 2016 B:
5% 7/1/27	15,000	18,286
5% 7/1/30	2,000,000	2,420,581
Series 2016 C, 5% 7/1/31	7,000,000	8,437,627
Series 2018 A:
5% 7/1/43	10,000,000	12,294,259
5% 7/1/48	5,000,000	6,114,282
Series 2018 B:
5% 7/1/28	1,125,000	1,439,509
5% 7/1/29	15,000	19,549
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev.:
Series 2016 C, 5.25% 7/1/35	2,000,000	2,445,086
Series 2020 B:
5% 7/1/45	1,850,000	2,308,993
5% 7/1/49	1,300,000	1,620,353
Grosse Pointe Pub. School Sys. Series 2019:
5% 5/1/38	1,000,000	1,266,392
5% 5/1/39	1,000,000	1,262,085
Hudsonville Pub. Schools:
Series 2013:
4% 5/1/24	1,220,000	1,303,705
4% 5/1/25	500,000	534,261
5% 5/1/22	600,000	623,943
Series 2017:
5% 5/1/31	430,000	531,468
5% 5/1/32	1,200,000	1,482,413
5% 5/1/34	1,000,000	1,232,876
5% 5/1/35	1,000,000	1,231,474
Ingham, Eaton and Clinton Counties Lansing School District Series II:
4% 5/1/22	345,000	356,023
5% 5/1/23	430,000	467,012
5% 5/1/24	355,000	401,009
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
4% 5/15/36	2,000,000	2,230,771
5% 5/15/28	780,000	940,911
5% 5/15/30	5,000,000	6,020,830
Kentwood Econ. Dev. Corp.:
Series 2021, 4% 11/15/45 (b)	500,000	553,869
Series 2022:
4% 11/15/31 (b)	1,000,000	1,106,015
4% 11/15/43 (b)	2,250,000	2,423,071
L'Anse Creuse Pub. Schools Series 2012, 5% 5/1/23	1,500,000	1,501,010
Lake Orion Cmnty. School District Series 2016, 5% 5/1/23	1,915,000	2,080,572
Lansing Board of Wtr. & Lt. Util. Rev.:
Bonds Series 2021 B, 2%, tender 7/1/26 (c)	2,000,000	2,132,579
Series 2019 A:
5% 7/1/22	230,000	241,042
5% 7/1/23	340,000	372,162
5% 7/1/24	375,000	426,973
5% 7/1/25	375,000	441,774
Lansing Cmnty. College:
Series 2012:
5% 5/1/23	1,135,000	1,180,261
5% 5/1/25	350,000	364,057
Series 2019, 5% 5/1/44	3,000,000	3,723,676
Lincoln Consolidated School District Series 2016 A:
5% 5/1/28	2,025,000	2,443,171
5% 5/1/29	1,430,000	1,717,748
5% 5/1/31	500,000	596,153
5% 5/1/32	1,000,000	1,191,262
Lowell Area Schools Series I:
5% 5/1/47	1,500,000	1,887,932
5% 5/1/49	1,750,000	2,200,248
Macomb Interceptor Drain Drainage District Series 2017 A:
5% 5/1/33	2,100,000	2,590,158
5% 5/1/34	1,750,000	2,157,533
Marquette Board Lt. & Pwr. Elec. Util. Sys. Rev. Series 2016 A:
5% 7/1/29	780,000	942,783
5% 7/1/30	900,000	1,086,503
5% 7/1/31	780,000	941,300
5% 7/1/32	1,000,000	1,207,546
5% 7/1/33	705,000	850,897
Michigan Bldg. Auth. Rev.:
(Facilities Prog.):
Series 2015 1, 5% 10/15/50	7,250,000	8,368,380
Series I, 3% 10/15/45	6,000,000	6,566,602
Series I, 5% 4/15/38	3,000,000	3,534,180
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018:
5% 11/1/30	1,000,000	1,287,363
5% 11/1/31	750,000	961,200
5% 11/1/32	1,000,000	1,278,527
5% 11/1/33	3,250,000	4,136,823
5% 11/1/35	1,000,000	1,266,791
5% 11/1/36	1,250,000	1,581,191
5% 11/1/37	1,500,000	1,893,158
5% 11/1/38	1,595,000	2,009,320
(Detroit Reg'l. Convention Facility Auth. Local Proj.) Series 2014 H1, 5% 10/1/24	2,000,000	2,211,925
(Detroit Wtr. and Sewage Dept. Wtr. Supply Sys. Rev. Rfdg. Local Proj.):
Series 2014 C3, 5% 7/1/22 (FSA Insured)	2,000,000	2,095,604
Series 2014 D1, 5% 7/1/22 (FSA Insured)	2,000,000	2,095,604
(Detroit Wtr. And Sewerage Dept. Sewage Disp. Sys. Rev. And Rev. Rfdg. Local Proj. Bonds) Series 2014 C3, 5% 7/1/30 (FSA Insured)	6,000,000	6,825,767
(Detroit Wtr. and Sewerage Dept. Sewage Disp. Sys. Rev. and Rev. Rfdg. Local Proj.) Series 2014 C, 5% 7/1/25 (FSA Insured)	1,850,000	2,111,769
(Detroit Wtr. And Sewerage Dept. Wtr. Supply Sys. Rev. Rfdg. Local Proj. Bonds) Series 2015, 5% 7/1/30	10,000	11,729
(Henry Ford Health Sys. Proj.) Series 2016, 5% 11/15/24	2,940,000	3,391,956
(Holland Cmnty. Hosp. Proj.) Series 2013 A:
5% 1/1/33	1,250,000	1,322,021
5% 1/1/40	3,000,000	3,172,850
(Kalamazoo College Proj.) Series 2018, 4% 12/1/47	2,610,000	3,018,879
(Local Govt. Ln. Prog.) Series 2014 D, 5% 7/1/37 (FSA Insured)	1,000,000	1,127,388
(Trinity Health Proj.) Series 2017:
5% 12/1/30	710,000	893,057
5% 12/1/37	3,270,000	4,067,467
5% 12/1/42	2,120,000	2,631,316
Bonds:
Series 2015 D2, 1.2%, tender 4/13/28 (c)	3,000,000	3,010,229
Series 2016 E1, 4%, tender 8/15/24 (c)	1,330,000	1,480,811
Series 2019 B, 3.5%, tender 11/15/22 (c)	5,000,000	5,199,248
Series 2019 MI2, 5%, tender 2/1/25 (c)	5,000,000	5,796,194
Series 2012 A, 5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	125,000	130,499
Series 2012:
5% 11/15/24	660,000	702,509
5% 11/15/25	1,000,000	1,063,979
5% 11/15/26	800,000	850,841
5% 11/1/42	2,000,000	2,115,538
5% 11/15/42	3,120,000	3,297,025
Series 2013, 5% 8/15/30	4,105,000	4,506,678
Series 2014 H1:
5% 10/1/22	1,000,000	1,011,933
5% 10/1/25	2,250,000	2,584,829
5% 10/1/39	4,725,000	5,374,919
Series 2015 C:
5% 7/1/26	570,000	671,496
5% 7/1/27	1,465,000	1,722,042
5% 7/1/28	1,500,000	1,759,282
5% 7/1/35	2,100,000	2,446,697
Series 2015 D1:
5% 7/1/34	1,250,000	1,461,208
5% 7/1/35	505,000	589,458
Series 2015 D2, 5% 7/1/34	1,000,000	1,166,813
Series 2016 A, 5% 11/1/44	6,190,000	7,215,676
Series 2016:
5% 11/15/28	2,655,000	3,247,301
5% 1/1/29	1,000,000	1,182,701
5% 11/15/29	2,950,000	3,602,893
5% 1/1/30	1,000,000	1,177,306
5% 1/1/31	1,170,000	1,372,803
5% 1/1/32	1,895,000	2,219,191
5% 1/1/33	1,915,000	2,239,066
5% 1/1/34	2,135,000	2,492,271
5% 11/15/34	1,135,000	1,378,200
5% 11/15/41	11,710,000	14,103,184
Series 2019 A:
4% 12/1/49	7,000,000	8,188,737
4% 2/15/50	4,000,000	4,613,648
4% 11/15/50	8,750,000	10,110,345
5% 11/15/48	9,865,000	12,307,470
5% 5/15/54	1,000,000	1,188,328
Series 2019 MI1, 5% 12/1/48	2,000,000	2,489,640
Series 2020 A:
4% 6/1/35	2,000,000	2,467,859
4% 6/1/37	2,000,000	2,444,296
4% 6/1/40	2,000,000	2,414,098
4% 6/1/49	4,250,000	4,936,431
Series 2020, 4% 11/1/55	2,500,000	2,903,455
Series 2021, 5% 9/1/38	1,270,000	1,632,767
Michigan Gen. Oblig. Series 2020 A:
4% 5/15/40	500,000	606,253
5% 5/15/30	1,100,000	1,473,423
Michigan Hosp. Fin. Auth. Rev.:
Bonds (Ascension Health Cr. Group Proj.) Series F5, 2.4%, tender 3/15/23 (c)	3,650,000	3,784,065
Series 2005 A4, 5% 11/1/22	930,000	989,640
Series 2010 F4, 5% 11/15/47	5,050,000	6,417,283
Series 2016:
5% 11/15/46	3,500,000	4,211,243
5% 11/15/47	18,000,000	21,616,181
Michigan Hsg. Dev. Auth. Rental Hsg. Rev. Series 2020 A1, 0.65% 10/1/24	500,000	500,027
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 2019 B, 3.75% 6/1/50	3,530,000	3,899,119
Series 2020 C, 3% 6/1/51	3,550,000	3,870,722
Series A:
3.5% 12/1/50	2,910,000	3,219,635
4% 12/1/48	1,490,000	1,630,986
Series C, 4.25% 6/1/49	3,230,000	3,581,092
Michigan State Hsg. Dev. Auth. Series 2021 A, 0.55% 4/1/25	2,750,000	2,748,356
Michigan State Univ. Revs.:
Series 2019 B, 5% 2/15/48	3,000,000	3,731,692
Series 2019 C, 4% 2/15/44	1,500,000	1,764,713
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Cadillac Place Office Bldg. Proj.) Series 2011, 5.25% 10/15/26	3,585,000	3,636,759
(I-75 Impt. Proj.) Series 2018, 5% 12/31/26 (a)	335,000	407,760
Bonds (Consumer Energy Co. Proj.) Series 2019, 1.8%, tender 10/1/24 (a)(c)	6,000,000	6,198,884
Series 2020:
4% 5/15/27	860,000	971,575
5% 5/15/44	1,500,000	1,731,633
Michigan Technological Univ. Series 2021, 4% 10/1/46 (b)	2,835,000	3,352,220
Michigan Trunk Line Fund Rev. Series 2020 B:
4% 11/15/45	6,000,000	7,256,107
5% 11/15/36	6,000,000	7,976,196
Novi Cmnty. School District Series I:
5% 5/1/43	1,150,000	1,494,957
5% 5/1/44	1,175,000	1,523,283
Oakland Macomb Intercepto Series 2020 A, 5% 7/1/29	1,500,000	1,950,872
Oakland Univ. Rev.:
Series 2012:
5% 3/1/24	1,170,000	1,206,048
5% 3/1/25	1,225,000	1,262,575
5% 3/1/26	1,290,000	1,329,481
Series 2013 A:
5% 3/1/25	995,000	1,070,898
5% 3/1/26	1,620,000	1,742,727
5% 3/1/27	815,000	876,176
5% 3/1/38	2,900,000	3,103,611
Series 2014:
5% 3/1/28	335,000	374,605
5% 3/1/29	525,000	587,068
5% 3/1/39	3,000,000	3,323,445
Series 2016:
5% 3/1/28	1,150,000	1,365,822
5% 3/1/41	3,475,000	4,073,614
Portage Pub. Schools:
Series 2016:
5% 11/1/32	2,500,000	3,001,740
5% 11/1/34	1,250,000	1,497,583
5% 11/1/35	1,300,000	1,554,758
5% 11/1/39	755,000	895,474
Series 2019, 4% 11/1/38	2,000,000	2,370,263
Rochester Cmnty. School District Series I, 5% 5/1/31	1,500,000	1,803,415
Rockford Pub. Schools Gen. Oblig. Series 2019 I:
4% 5/1/22	1,575,000	1,625,188
5% 5/1/42	3,050,000	3,816,536
5% 5/1/44	3,100,000	3,865,817
Roseville Cmnty. Schools:
Series 2014:
5% 5/1/24	780,000	883,456
5% 5/1/26	1,385,000	1,617,948
Series 2015:
5% 5/1/24	570,000	645,602
5% 5/1/27	1,795,000	2,094,675
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D:
5% 9/1/26	1,000,000	1,123,047
5% 9/1/27	1,175,000	1,318,912
5% 9/1/28	1,870,000	2,097,440
Saginaw City School District Series 2021, 4% 5/1/47	3,000,000	3,619,608
Saginaw Hosp. Fin. Auth. Hosp. Rev. Series 2020 J:
4% 7/1/36	770,000	919,187
4% 7/1/37	820,000	976,191
4% 7/1/39	1,430,000	1,691,881
4% 7/1/40	490,000	577,876
South Lyon Cmnty. Schools Series 2016:
5% 5/1/23	1,575,000	1,713,301
5% 5/1/24	3,200,000	3,617,636
Walled Lake Consolidated School District Series 2020, 5% 5/1/36	1,050,000	1,390,412
Warren Consolidated School District:
Series 2016:
5% 5/1/23	810,000	879,877
5% 5/1/34	5,630,000	6,780,707
5% 5/1/35	1,250,000	1,502,187
Series 2017:
4% 5/1/23 (FSA Insured)	750,000	801,016
4% 5/1/24 (FSA Insured)	750,000	821,875
4% 5/1/25 (FSA Insured)	500,000	561,729
Series 2018:
5% 5/1/30	550,000	703,343
5% 5/1/32	1,100,000	1,397,823
5% 5/1/34	1,175,000	1,482,602
5% 5/1/35	1,200,000	1,508,565
5% 5/1/36	1,000,000	1,252,828
5% 5/1/37	1,300,000	1,625,228
5% 5/1/38	800,000	997,799
Washtenaw Intermediate School District Series 2019, 5% 5/1/23	2,000,000	2,175,235
Wayne County Arpt. Auth. Rev.:
Series 2011 A:
5% 12/1/21 (a)	5,000,000	5,097,353
5% 12/1/22 (a)	5,260,000	5,360,703
Series 2012 A, 5% 12/1/23	2,300,000	2,454,238
Series 2012 B, 5% 12/1/32 (a)	1,500,000	1,596,392
Series 2014 C:
5% 12/1/29 (a)	720,000	818,842
5% 12/1/31 (a)	860,000	976,505
5% 12/1/34 (a)	1,655,000	1,879,205
Series 2015 D, 5% 12/1/40 (FSA Insured)	8,165,000	9,620,887
Series 2015 G:
5% 12/1/35	5,435,000	6,430,012
5% 12/1/36	5,760,000	6,803,513
Series 2017 A:
5% 12/1/22	640,000	682,258
5% 12/1/37	545,000	672,582
5% 12/1/42	1,455,000	1,797,802
Series 2017 B, 5% 12/1/47 (a)	450,000	542,951
Series 2018 B, 5% 12/1/48 (a)	5,000,000	6,149,220
Series 2018 D:
5% 12/1/30 (a)	4,365,000	5,531,282
5% 12/1/31 (a)	2,825,000	3,573,214
5% 12/1/32 (a)	2,945,000	3,718,282
Series 2021 B:
5% 12/1/35 (a)	1,225,000	1,621,458
5% 12/1/37 (a)	1,520,000	1,995,645
5% 12/1/46 (a)	1,280,000	1,647,994
Wayne State Univ. Revs. Series 2019 A:
4% 11/15/38	1,000,000	1,175,594
4% 11/15/39	800,000	938,372
West Ottawa Pub. School District Series 2014 1:
5% 5/1/30	725,000	818,084
5% 5/1/32	500,000	563,742
5% 5/1/34	900,000	1,013,106
5% 5/1/35	250,000	281,042
Western Michigan Univ. Rev.:
Series 2014:
5% 11/15/25	320,000	366,871
5% 11/15/26	400,000	458,011
5% 11/15/28	650,000	740,527
5% 11/15/29	750,000	854,185
5% 11/15/30	855,000	974,078
5% 11/15/31	700,000	797,491
Series 2015 A:
5% 11/15/26	1,000,000	1,164,250
5% 11/15/28	2,505,000	2,897,720
Series 2019 A, 5% 11/15/44	2,000,000	2,502,747
Series 2021 A:
5% 11/15/27 (FSA Insured)	300,000	375,991
5% 11/15/30 (FSA Insured)	200,000	262,661
5% 11/15/31 (FSA Insured)	150,000	199,663
5% 11/15/32 (FSA Insured)	300,000	398,089
5% 11/15/34 (FSA Insured)	400,000	527,749
5% 11/15/36 (FSA Insured)	400,000	525,766
5% 11/15/38 (FSA Insured)	625,000	817,181
5% 11/15/40 (FSA Insured)	635,000	826,714
5% 11/15/41 (FSA Insured)	345,000	447,979
5% 11/15/51 (FSA Insured)	5,000,000	6,395,392
5% 11/15/53 (FSA Insured)	4,100,000	5,235,735
Ypsilanti School District Series A:
5% 5/1/29	1,305,000	1,576,563
5% 5/1/30	1,550,000	1,867,621
5% 5/1/32	2,000,000	2,405,609
Zeeland Pub. Schools Series A, 5% 5/1/27	1,000,000	1,169,855

TOTAL MICHIGAN		720,115,623

Puerto Rico - 0.2%
Puerto Rico Hsg. Fin. Auth. Series 2020, 5% 12/1/27	1,340,000	1,677,469
TOTAL MUNICIPAL BONDS
(Cost $678,780,734)		725,114,094

Municipal Notes - 0.2%
Michigan - 0.2%
Michigan Fin. Auth. Rev.:
(Hosp. Proj.) Series 2016 E2, 0.02% 7/7/21, VRDN (c)	470,000	$470,000
Series 2016 E3, 0.04% 7/7/21, VRDN (c)	100,000	100,000
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev. Series 2005, 0.06% 7/1/21, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (a)(c)	1,210,000	1,210,000
TOTAL MUNICIPAL NOTES
(Cost $1,780,000)		1,780,000
TOTAL INVESTMENT IN SECURITIES - 99.4%
(Cost $680,560,734)		726,894,094
NET OTHER ASSETS (LIABILITIES) - 0.6%		4,363,729
NET ASSETS - 100%		$731,257,823

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$726,894,094	$--	$726,894,094	$--
Total Investments in Securities:	$726,894,094	$--	$726,894,094	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

Health Care	27.0%
General Obligations	24.5%
Water & Sewer	10.6%
Education	10.4%
Transportation	9.6%
Special Tax	9.4%
Others* (Individually Less Than 5%)	8.5%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Michigan Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $680,560,734)		$726,894,094
Cash		7,253,726
Receivable for fund shares sold		79,125
Interest receivable		6,462,545
Other receivables		2,132
Total assets		740,691,622
Liabilities
Payable for investments purchased on a delayed delivery basis	$8,410,631
Payable for fund shares redeemed	326,992
Distributions payable	386,317
Accrued management fee	212,046
Other affiliated payables	73,047
Other payables and accrued expenses	24,766
Total liabilities		9,433,799
Net Assets		$731,257,823
Net Assets consist of:
Paid in capital		$682,405,832
Total accumulated earnings (loss)		48,851,991
Net Assets		$731,257,823
Net Asset Value, offering price and redemption price per share ($731,257,823 ÷ 57,163,421 shares)		$12.79

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2021 (Unaudited)
Investment Income
Interest		$9,387,419
Expenses
Management fee	$1,259,170
Transfer agent fees	354,512
Accounting fees and expenses	82,247
Custodian fees and expenses	2,903
Independent trustees' fees and expenses	925
Registration fees	20,875
Audit	24,145
Legal	6,231
Miscellaneous	1,947
Total expenses before reductions	1,752,955
Expense reductions	(3,304)
Total expenses after reductions		1,749,651
Net investment income (loss)		7,637,768
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		2,517,240
Total net realized gain (loss)		2,517,240
Change in net unrealized appreciation (depreciation) on investment securities		(1,335,077)
Net gain (loss)		1,182,163
Net increase (decrease) in net assets resulting from operations		$8,819,931

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2021 (Unaudited)	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,637,768	$15,432,759
Net realized gain (loss)	2,517,240	2,296,459
Change in net unrealized appreciation (depreciation)	(1,335,077)	15,329,963
Net increase (decrease) in net assets resulting from operations	8,819,931	33,059,181
Distributions to shareholders	(7,694,141)	(17,973,540)
Share transactions
Proceeds from sales of shares	58,858,619	117,154,703
Reinvestment of distributions	5,320,843	12,433,906
Cost of shares redeemed	(50,454,665)	(101,318,002)
Net increase (decrease) in net assets resulting from share transactions	13,724,797	28,270,607
Total increase (decrease) in net assets	14,850,587	43,356,248
Net Assets
Beginning of period	716,407,236	673,050,988
End of period	$731,257,823	$716,407,236
Other Information
Shares
Sold	4,614,353	9,284,300
Issued in reinvestment of distributions	417,633	983,839
Redeemed	(3,961,373)	(8,137,989)
Net increase (decrease)	1,070,613	2,130,150

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Michigan Municipal Income Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$12.77	$12.47	$11.97	$12.22	$11.94	$12.38
Income from Investment Operations
Net investment income (loss)A	.134	.283	.309	.319	.333	.352
Net realized and unrealized gain (loss)	.022	.347	.541	(.216)	.324	(.364)
Total from investment operations	.156	.630	.850	.103	.657	(.012)
Distributions from net investment income	(.135)	(.284)	(.310)	(.318)	(.333)	(.353)
Distributions from net realized gain	(.001)	(.046)	(.040)	(.035)	(.044)	(.075)
Total distributions	(.136)	(.330)	(.350)	(.353)	(.377)	(.428)
Redemption fees added to paid in capitalA	–	–	–	–	–	–B
Net asset value, end of period	$12.79	$12.77	$12.47	$11.97	$12.22	$11.94
Total ReturnC,D	1.23%	5.11%	7.16%	.90%	5.57%	(.16)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.49%G	.48%	.48%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.49%G	.48%	.48%	.48%	.48%	.49%
Expenses net of all reductions	.49%G	.48%	.48%	.48%	.48%	.48%
Net investment income (loss)	2.13%G	2.25%	2.50%	2.67%	2.74%	2.83%
Supplemental Data
Net assets, end of period (000 omitted)	$731,258	$716,407	$673,051	$597,684	$680,383	$651,635
Portfolio turnover rateH	10%G	13%	14%	22%	12%	25%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Michigan Municipal Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of June 30, 2021

Days	% of fund's investments 6/30/21
1 - 7	89.3
8 - 30	1.2
31 - 60	1.3
61 - 90	0.1
91 - 180	1.6
> 180	6.5

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of June 30, 2021
Variable Rate Demand Notes (VRDNs)	35.1%
Tender Option Bond	44.1%
Other Municipal Security	11.8%
Investment Companies	9.0%

Current 7-Day Yields

6/30/21
Fidelity® Michigan Municipal Money Market Fund	0.01%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending June 30, 2021, the most recent period shown in the table, would have been (0.46)%.

Fidelity® Michigan Municipal Money Market Fund

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 35.1%
	Principal Amount	Value
Alabama - 0.5%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.11% 7/7/21, VRDN (a)(b)	$1,100,000	$1,100,000
Kansas - 0.2%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 0.11% 7/7/21, VRDN (b)	400,000	400,000
Series 2007 B, 0.11% 7/7/21, VRDN (b)	100,000	100,000
		500,000
Michigan - 33.7%
Grand Traverse County Hosp. Fin. Auth. Series 2011 B, 0.04% 7/7/21, LOC JPMorgan Chase Bank, VRDN (b)	350,000	350,000
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 C, 0.03% 7/7/21, LOC Bank of New York, New York, VRDN (b)	1,415,000	1,415,000
Lakeview School District Calhoun County Series B, 0.03% 7/7/21 (Michigan Gen. Oblig. Guaranteed), LOC TD Banknorth, NA, VRDN (b)	2,295,000	2,295,000
Michigan Hsg. Dev. Auth. Rental Hsg. Rev.:
Series 2002 A, 0.05% 7/7/21, LOC Bank of America NA, VRDN (a)(b)	4,800,000	4,800,000
Series 2008 A, 0.05% 7/7/21, LOC Barclays Bank PLC, VRDN (a)(b)	10,385,000	10,385,000
Series 2016 D, 0.05% 7/7/21, LOC Bank of America NA, VRDN (a)(b)	4,970,000	4,970,000
Series 2018 C, 0.05% 7/7/21, LOC Bank of America NA, VRDN (a)(b)	6,945,000	6,945,000
Michigan State Univ. Revs. Series 2000 A, 0.04% 7/7/21 (Liquidity Facility Northern Trust Co.), VRDN (b)	7,360,000	7,360,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Henry Ford Museum & Greenfield Village Proj.) Series 2002, 0.04% 7/1/21, LOC Comerica Bank, VRDN (b)	5,040,000	5,040,000
(The Kroger Co. Recovery Zone Facilities Bond Proj.) Series 2010, 0.07% 7/7/21, LOC MUFG Bank Ltd., VRDN (b)	10,300,000	10,300,000
FHLMC Livonia Econ. Dev. Corp. (Madonna Univ. Proj.) Series 2009, 0.05% 7/7/21, LOC Fed. Home Ln. Bank Chicago, VRDN (b)	18,240,000	18,240,000
		72,100,000
Nebraska - 0.7%
Stanton County Indl. Dev. Rev.:
(Nucor Corp. Proj.) Series 1996, 0.11% 7/7/21, VRDN (a)(b)	500,000	500,000
Series 1998, 0.11% 7/7/21, VRDN (a)(b)	1,000,000	1,000,000
		1,500,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $75,200,000)		75,200,000

Tender Option Bond - 44.1%
Colorado - 0.1%
Denver City & County Arpt. Rev. Bonds Series G-114, 0.28%, tender 9/1/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)(e)	100,000	100,000
Connecticut - 0.1%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 0.21%, tender 10/1/21 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	200,000	200,000
Florida - 0.6%
Broward County Port Facilities Rev. Bonds Series G 115, 0.28%, tender 9/1/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)(e)	100,000	100,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Bonds Series Floaters G 25, 0.28%, tender 10/1/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)(e)	100,000	100,000
Miami-Dade County Wtr. & Swr. Rev. Participating VRDN Series 2021 XF 11 01, 0.1% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(e)	900,000	900,000
Tampa-Hillsborough Co. Ex Auth. Bonds Series G-113, 0.23%, tender 1/3/22 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	100,000	100,000
		1,200,000
Indiana - 0.1%
Indiana Fin. Auth. Rev. Participating VRDN Series 2020 004, 0.18% 8/11/21 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(e)	295,000	295,000
Kentucky - 0.1%
CommonSpirit Health Participating VRDN Series MIZ 90 21, 0.14% 7/7/21 (Liquidity Facility Mizuho Cap. Markets Llc) (b)(c)(e)	100,000	100,000
Kentucky State Property & Buildings Commission Rev. Bonds Series G 116, 0.23%, tender 11/1/21 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	100,000	100,000
		200,000
Maryland - 1.2%
Maryland Gen. Oblig. Participating VRDN Series DB 807, 0.1% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(e)	2,600,000	2,600,000
Massachusetts - 0.2%
Massachusetts Gen. Oblig. Participating VRDN Series 2021 XG 03 15, 0.1% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(e)	400,000	400,000
Michigan - 41.0%
Clarkston Cmnty. Schools Participating VRDN Series Floaters G72, 0.06% 7/7/21 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)	2,695,000	2,695,000
Detroit Downtown Dev. Auth. Tax Participating VRDN Series Floaters XX 11 01, 0.07% 7/7/21 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	8,000,000	8,000,000
Eastern Michigan Univ. Revs. Participating VRDN Series Floaters 009, 0.07% 7/7/21 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	10,500,000	10,500,000
Grand Rapids San. Swr. Sys. Rev. Participating VRDN Series Floaters XF 26 12, 0.06% 7/7/21 (Liquidity Facility Citibank NA) (b)(c)(e)	4,000,000	4,000,000
Michigan Bldg. Auth. Rev. Participating VRDN:
Series Floaters XF 26 09, 0.06% 7/7/21 (Liquidity Facility Citibank NA) (b)(c)(e)	800,000	800,000
Series Floaters XM 04 65, 0.06% 7/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(e)	3,200,000	3,200,000
Series Floaters XM 07 43, 0.06% 7/7/21 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(e)	2,800,000	2,800,000
Michigan Fin. Auth. Rev. Participating VRDN:
Series 15 XF0126, 0.06% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)	2,360,000	2,360,000
Series 16 XM0223, 0.07% 7/7/21 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(e)	5,000,000	5,000,000
Series 16 ZM0166, 0.06% 7/7/21 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)	10,645,000	10,645,000
Series Floaters ZF 07 84, 0.1% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)	2,670,000	2,670,000
Series Floaters ZF 07 90, 0.1% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)	2,800,000	2,800,000
Series Floaters ZF 07 96, 0.1% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)	2,800,000	2,800,000
Series Floaters ZF 28 25, 0.11% 7/7/21 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	2,500,000	2,500,000
Series XF 28 61, 0.06% 7/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(e)	1,200,000	1,200,000
Series XG 02 69, 0.06% 7/7/21 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	200,000	200,000
Series XM 04 72, 0.06% 7/7/21 (Liquidity Facility Citibank NA) (b)(c)(e)	3,850,000	3,850,000
Series XM 07 48, 0.11% 7/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(e)	2,240,000	2,240,000
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series Floaters ZF 07 87, 0.06% 7/7/21 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)	2,245,000	2,245,000
Michigan State Univ. Revs. Participating VRDN Series Floaters ZF 07 50, 0.08% 7/7/21 (Liquidity Facility Bank of America NA) (b)(c)(e)	1,915,000	1,915,000
Monroe Mich Pub. Schools Participating VRDN Series XL 01 46, 0.13% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)	2,200,000	2,200,000
Trenton Pub. Schools School District Participating VRDN Series Floaters CTFS G 102, 0.06% 7/7/21 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)	3,100,000	3,100,000
Univ. of Michigan Rev. Participating VRDN:
Series 15 XF2199, 0.06% 7/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(e)	3,089,000	3,089,000
Series 15 XF2205, 0.08% 7/7/21 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(e)	2,400,000	2,400,000
Series Floaters XF 25 48, 0.08% 7/7/21 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(e)	500,000	500,000
Series Floaters ZF 05 90, 0.08% 7/7/21 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(e)	4,100,000	4,100,000
		87,809,000
Mississippi - 0.1%
Mississippi Bus. Fin. Corp. Rev. Participating VRDN Series 2021 XF 11 05, 0.13% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(e)	100,000	100,000
New York - 0.2%
New York City Gen. Oblig. Participating VRDN Series 2020 003, 0.23% 8/11/21 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(e)	100,000	100,000
New York City Transitional Fin. Auth. Rev. Participating VRDN Series 002, 0.18% 8/11/21 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(e)	300,000	300,000
		400,000
Ohio - 0.1%
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 0.23%, tender 12/1/21 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	100,000	100,000
Pennsylvania - 0.0%
Pennsylvania Tpk. Commission Tpk. Rev. Bonds Series Floaters G 43, 0.23%, tender 12/1/21 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	100,000	100,000
South Carolina - 0.0%
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 0.23%, tender 10/1/21 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	100,000	100,000
Texas - 0.0%
Houston Arpt. Sys. Rev. Participating VRDN Series XF 11 11, 0.13% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)(e)	100,000	100,000
Virginia - 0.3%
Lynchburg Econ. Dev. Participating VRDN Series 2020 10, 0.15% 8/11/21 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	500,000	500,000
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 0.23%, tender 2/1/22 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	100,000	100,000
		600,000
TOTAL TENDER OPTION BOND
(Cost $94,304,000)		94,304,000

Other Municipal Security - 11.8%
Michigan - 11.8%
Detroit Swr. Disp. Rev. Bonds Series 2012 A, 5% 7/1/22 (Pre-Refunded to 7/1/22 @ 100)	2,000,000	2,097,326
Detroit Wtr. Supply Sys. Rev. Bonds:
Series 2011 A, 5.25% 7/1/21 (Pre-Refunded to 7/1/21 @ 100)	1,050,000	1,050,000
Series 2011 C, 5% 7/1/21 (Pre-Refunded to 7/1/21 @ 100)	1,350,000	1,350,000
Series C, 5.25% 7/1/21 (Pre-Refunded to 7/1/21 @ 100)	740,000	740,000
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds:
(Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 0.28%, tender 1/26/22 (b)(f)	8,915,000	8,915,000
Series 2011 A, 5% 11/15/21 (Pre-Refunded to 11/15/21 @ 100)	100,000	101,733
Series 2011 C, 5% 1/15/22 (Pre-Refunded to 1/15/22 @ 100)	500,000	512,908
Lansing Board of Wtr. & Lt. Util. Rev. Bonds Series 2011 A:
5% 7/1/21 (Pre-Refunded to 7/1/21 @ 100)	545,000	545,000
5% 7/1/21 (Pre-Refunded to 7/1/21 @ 100)	550,000	550,000
5% 7/1/21 (Pre-Refunded to 7/1/21 @ 100)	420,000	420,000
Michigan Bldg. Auth. Rev.:
Bonds (Facilities Prog.):
Series 2021 I:
4% 10/15/21 (g)	670,000	676,546
4% 4/15/22 (g)	1,050,000	1,080,482
Series IA:
5% 10/15/21 (Pre-Refunded to 10/15/21 @ 100)	735,000	745,280
5.2% 10/15/21 (Pre-Refunded to 10/15/21 @ 100)	185,000	187,683
Series 2021, 0.08% 7/15/21, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	2,100,000	2,100,000
Michigan Fin. Auth. Rev.:
Bonds:
(Trinity Health Proj.) Series 2015, 5% 6/1/22 (Pre-Refunded to 6/1/22 @ 100)	395,000	412,570
Series 2011, 5% 12/1/21 (Pre-Refunded to 12/1/21 @ 100)	970,000	989,354
Series 2015, 5% 6/1/22 (Pre-Refunded to 6/1/22 @ 100)	650,000	678,913
RAN Series 2020 A2, 4% 8/20/21, LOC JPMorgan Chase Bank	500,000	502,622
Michigan State Univ. Revs. Bonds Series 2020 A, 5% 8/15/21	1,040,000	1,046,133
Univ. of Michigan Rev. Bonds Series 2009 B, 0.12% tender 7/20/21, CP mode	500,000	500,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $25,201,550)		25,201,550
	Shares	Value

Investment Company - 9.0%
Fidelity Municipal Cash Central Fund 0.04%(h)(i)
(Cost $19,343,344)	19,341,551	19,343,344
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $214,048,894)		214,048,894
NET OTHER ASSETS (LIABILITIES) - 0.0%		(63,463)
NET ASSETS - 100%		$213,985,431

Security Type Abbreviations

CP – COMMERCIAL PAPER

RAN – REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,100,000 or 0.5% of net assets.

 (e) Coupon rates are determined by re-marketing agents based on current market conditions.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Broward County Port Facilities Rev. Bonds Series G 115, 0.28%, tender 9/1/21 (Liquidity Facility Royal Bank of Canada)	3/1/21	$100,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 0.21%, tender 10/1/21 (Liquidity Facility Royal Bank of Canada)	4/1/21	$200,000
Denver City & County Arpt. Rev. Bonds Series G-114, 0.28%, tender 9/1/21 (Liquidity Facility Royal Bank of Canada)	6/1/21	$100,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Bonds Series Floaters G 25, 0.28%, tender 10/1/21 (Liquidity Facility Royal Bank of Canada)	4/1/21	$100,000
Kentucky State Property & Buildings Commission Rev. Bonds Series G 116, 0.23%, tender 11/1/21 (Liquidity Facility Royal Bank of Canada)	5/3/21	$100,000
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 0.23%, tender 12/1/21 (Liquidity Facility Royal Bank of Canada)	6/1/21	$100,000
Pennsylvania Tpk. Commission Tpk. Rev. Bonds Series Floaters G 43, 0.23%, tender 12/1/21 (Liquidity Facility Royal Bank of Canada)	6/1/21	$100,000
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 0.23%, tender 10/1/21 (Liquidity Facility Royal Bank of Canada)	4/1/21	$100,000
Tampa-Hillsborough Co. Ex Auth. Bonds Series G-113, 0.23%, tender 1/3/22 (Liquidity Facility Royal Bank of Canada)	1/4/21	$100,000
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 0.23%, tender 2/1/22 (Liquidity Facility Royal Bank of Canada)	2/1/21	$100,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$6,887
Total	$6,887

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund 0.04%	$25,440,417	$23,138,000	$29,235,000	$(73)	$--	$19,343,344	1.2%
Total	$25,440,417	$23,138,000	$29,235,000	$(73)	$--	$19,343,344

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Michigan Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $194,705,550)	$194,705,550
Fidelity Central Funds (cost $19,343,344)	19,343,344
Total Investment in Securities (cost $214,048,894)		$214,048,894
Cash		242,657
Receivable for investments sold
Regular delivery		1,025,004
Delayed delivery		200,000
Receivable for fund shares sold		2,664
Interest receivable		266,671
Distributions receivable from Fidelity Central Funds		771
Total assets		215,786,661
Liabilities
Payable for investments purchased on a delayed delivery basis	$1,757,027
Payable for fund shares redeemed	17,608
Distributions payable	89
Accrued management fee	6,747
Other affiliated payables	2,819
Other payables and accrued expenses	16,940
Total liabilities		1,801,230
Net Assets		$213,985,431
Net Assets consist of:
Paid in capital		$214,048,891
Total accumulated earnings (loss)		(63,460)
Net Assets		$213,985,431
Net Asset Value, offering price and redemption price per share ($213,985,431 ÷ 213,687,678 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2021 (Unaudited)
Investment Income
Interest		$108,842
Income from Fidelity Central Funds		6,887
Total income		115,729
Expenses
Management fee	$371,362
Transfer agent fees	168,566
Accounting fees and expenses	16,663
Custodian fees and expenses	1,128
Independent trustees' fees and expenses	276
Registration fees	19,203
Audit	17,295
Legal	1,615
Miscellaneous	245
Total expenses before reductions	596,353
Expense reductions	(491,259)
Total expenses after reductions		105,094
Net investment income (loss)		10,635
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	22,673
Fidelity Central Funds	(73)
Total net realized gain (loss)		22,600
Net increase in net assets resulting from operations		$33,235

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2021 (Unaudited)	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,635	$784,810
Net realized gain (loss)	22,600	3,728
Net increase in net assets resulting from operations	33,235	788,538
Distributions to shareholders	(94,864)	(809,041)
Share transactions
Proceeds from sales of shares	18,989,677	26,398,910
Reinvestment of distributions	90,055	769,599
Cost of shares redeemed	(20,119,928)	(65,198,730)
Net increase (decrease) in net assets and shares resulting from share transactions	(1,040,196)	(38,030,221)
Total increase (decrease) in net assets	(1,101,825)	(38,050,724)
Net Assets
Beginning of period	215,087,256	253,137,980
End of period	$213,985,431	$215,087,256
Other Information
Shares
Sold	18,989,677	26,398,909
Issued in reinvestment of distributions	90,055	769,599
Redeemed	(20,119,928)	(65,198,729)
Net increase (decrease)	(1,040,196)	(38,030,220)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Michigan Municipal Money Market Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	.003	.010	.009	.004	.001
Net realized and unrealized gain (loss)	–A	–A	–A	.001	–A	.001
Total from investment operations	–A	.003	.010	.010	.004	.002
Distributions from net investment income	–A	(.003)	(.010)	(.009)	(.004)	(.001)
Distributions from net realized gain	–A	–A	–A	(.001)	–A	(.001)
Total distributions	–A	(.003)	(.010)	(.010)	(.004)	(.002)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.04%	.34%	.98%	1.01%	.37%	.16%
Ratios to Average Net AssetsD,E
Expenses before reductions	.56%F	.55%	.55%	.55%	.53%	.52%
Expenses net of fee waivers, if any	.10%F	.32%	.55%	.55%	.53%	.35%
Expenses net of all reductions	.10%F	.32%	.55%	.55%	.53%	.35%
Net investment income (loss)	.01%F	.34%	.98%	.90%	.35%	.06%
Supplemental Data
Net assets, end of period (000 omitted)	$213,985	$215,087	$253,138	$310,652	$420,820	$574,369

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2021

1. Organization.

Fidelity Michigan Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Michigan Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Shares of the Money Market Fund are only available for purchase by retail shareholders. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. Each Fund may be affected by economic and political developments in the state of Michigan.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Income Fund's investments to the Fair Value Committee (the Committee) established by the Income Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities and commercial paper are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds and losses deferred due to wash sales.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Michigan Municipal Income Fund	$680,560,734	$46,466,967	$(133,607)	$46,333,360
Fidelity Michigan Municipal Money Market Fund	214,048,894	–	–	–

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Michigan Municipal Income Fund	59,933,936	35,797,232

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Michigan Municipal Income Fund	.25%	.10%	.35%
Fidelity Michigan Municipal Money Market Fund	.25%	.10%	.35%

During the period, the investment advisor or its affiliates waived a portion of these fees for the Money Market Fund.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Michigan Municipal Income Fund	.10%
Fidelity Michigan Municipal Money Market Fund	.16%

During the period, the investment advisor or its affiliates waived a portion of these fees for the Money Market Fund.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Michigan Municipal Income Fund	.02
Fidelity Michigan Municipal Money Market Fund	.02

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. For the Income Fund, any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Michigan Municipal Money Market Fund	2,145,000	1,100,000

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Michigan Municipal Income Fund	$717

7. Expense Reductions.

The investment adviser voluntarily agreed to reimburse expenses of Michigan Municipal Money Market Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

Michigan Municipal Money Market Fund was in reimbursement during the period:

	Expense Limitations	Reimbursement
Fidelity Michigan Municipal Money Market Fund	.55%	$13,520

Additionally, the investment adviser or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to avoid a negative yield. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $477,523.

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Michigan Municipal Income Fund	$2,592

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses as follows:

Amount
Fidelity Michigan Municipal Income Fund	$712
Fidelity Michigan Municipal Money Market Fund	216

8. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period-B January 1, 2021 to June 30, 2021
Fidelity Michigan Municipal Income Fund	.49%
Actual		$1,000.00	$1,012.30	$2.44
Hypothetical-C		$1,000.00	$1,022.36	$2.46
Fidelity Michigan Municipal Money Market Fund	.10%
Actual		$1,000.00	$1,000.40	$.50**
Hypothetical-C		$1,000.00	$1,024.30	$.50**

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

** If certain fees were not voluntarily waived by the investment adviser or its affiliates during the period, the annualized expense ratio would have been .55% and the expenses paid in the actual and hypothetical examples above would have been $2.72 and $2.76, respectively.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Michigan Municipal Income Fund (the Income Fund) has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Income Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Income Fund’s Board of Trustees (the Board) has designated the Income Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

MIR-SANN-0821
1.705626.123

Fidelity® Ohio Municipal Income Fund

Fidelity® Ohio Municipal Money Market Fund

Semi-Annual Report

June 30, 2021

Contents

Note to Shareholders
Fidelity® Ohio Municipal Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Ohio Municipal Money Market Fund
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity® Ohio Municipal Income Fund

Investment Summary (Unaudited)

Top Five Sectors as of June 30, 2021

% of fund's net assets
Health Care	30.2
Education	21.5
General Obligations	15.2
Special Tax	6.8
Transportation	5.2

Quality Diversification (% of fund's net assets)

As of June 30, 2021
AAA	2.9%
AA,A	76.2%
BBB	11.5%
BB and Below	1.8%
Not Rated	2.2%
Short-Term Investments and Net Other Assets	5.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Ohio Municipal Income Fund

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 94.6%
	Principal Amount	Value
Guam - 0.4%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
6.25% 10/1/34 (a)	$900,000	$984,173
6.375% 10/1/43 (a)	735,000	801,552
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/23 (FSA Insured)	1,000,000	1,056,731

TOTAL GUAM		2,842,456

Ohio - 94.2%
Akron Bath Copley Hosp. District Rev.:
(Children's Hosp. Med. Ctr. Proj.) Series 2012:
5% 11/15/22	1,000,000	1,041,368
5% 11/15/23	3,270,000	3,402,192
(Summa Health Sys.) Series 2016, 5% 11/15/25	1,000,000	1,176,297
Series 2016:
5% 11/15/22	2,020,000	2,140,045
5% 11/15/23	1,000,000	1,102,958
5% 11/15/26	535,000	646,202
5.25% 11/15/32	1,000,000	1,198,749
5.25% 11/15/34	1,500,000	1,792,083
5.25% 11/15/41	10,545,000	12,516,705
5.25% 11/15/46	2,650,000	3,126,597
Allen County Hosp. Facilities Rev.:
(Mercy Health) Series 2017 A:
4% 8/1/36	5,000,000	5,851,647
5% 8/1/42	4,175,000	5,071,148
Series 2020 A:
4% 12/1/40	7,000,000	8,384,528
5% 12/1/35	750,000	979,058
American Muni. Pwr., Inc. Rev.:
(Greenup Hydroelectric Proj.) Series 2016 A, 5% 2/15/41	3,005,000	3,540,759
(Prairie State Energy Campus Proj.) Series 2015:
5% 2/15/28	3,995,000	4,453,268
5% 2/15/42	3,000,000	3,308,567
Bonds Series 2019 A, 2.3%, tender 2/15/22 (b)	6,000,000	6,014,389
Beavercreek City School District Series 2015, 5% 12/1/29 (Pre-Refunded to 12/1/24 @ 100)	1,500,000	1,739,824
Bowling Green Univ. Gen. Receipts Series 2016 A, 5% 6/1/42	1,000,000	1,169,665
Buckeye Tobacco Settlement Fing. Auth. Series 2020 A2:
4% 6/1/37	2,000,000	2,412,360
4% 6/1/38	1,000,000	1,201,092
4% 6/1/39	1,000,000	1,196,280
4% 6/1/48	5,750,000	6,720,262
5% 6/1/27	1,000,000	1,251,372
5% 6/1/35	2,000,000	2,601,566
5% 6/1/36	2,000,000	2,590,288
Butler County Hosp. Facilities Rev. Series 2016 X, 5% 5/15/32	3,950,000	5,400,556
Chillicothe Hosp. Facilities Rev. (Adena Health Sys. Oblig. Group Proj.) Series 2017, 5% 12/1/47	8,535,000	10,211,715
Cincinnati City School District Ctfs. of Prtn. (Cincinnati City School District School Impt. Proj.) Series 2014, 5% 12/15/26 (Pre-Refunded to 12/15/24 @ 100)	4,000,000	4,646,785
Cincinnati Gen. Oblig. Series 2015, 5.25% 12/1/29 (Pre-Refunded to 6/1/25 @ 100)	4,285,000	5,091,245
Cleveland Arpt. Sys. Rev.:
Series 2018 A:
5% 1/1/22 (a)	2,550,000	2,608,870
5% 1/1/43 (FSA Insured) (a)	1,750,000	2,142,390
5% 1/1/48 (FSA Insured) (a)	3,000,000	3,653,057
Series 2019 B:
5% 1/1/22 (a)	1,000,000	1,023,086
5% 1/1/23 (a)	1,200,000	1,282,897
5% 1/1/24 (a)	1,200,000	1,334,534
5% 1/1/25 (a)	1,125,000	1,294,084
5% 1/1/26 (a)	710,000	842,072
5% 1/1/27 (a)	700,000	853,714
Cleveland Gen. Oblig.:
Series 2012:
5% 12/1/25	25,000	26,680
5% 12/1/25 (Pre-Refunded to 12/1/22 @ 100)	2,325,000	2,484,546
Series 2015:
5% 12/1/26	1,500,000	1,793,362
5% 12/1/27	2,000,000	2,383,424
5% 12/1/29	1,250,000	1,486,031
Series C, 5.25% 11/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,885,000	2,107,231
Cleveland Heights & Univ. Heights County School District Series 2014, 4.5% 12/1/47	3,000,000	3,184,468
Cleveland Income Tax Rev. Series 2018 A:
5% 10/1/29	600,000	753,297
5% 10/1/30	420,000	525,921
5% 10/1/31	650,000	811,413
5% 10/1/33	600,000	745,580
5% 10/1/36	700,000	865,675
5% 10/1/39	2,040,000	2,508,645
5% 10/1/43	5,000,000	6,108,101
Cleveland Muni. School District:
Series 2013, 5% 12/1/24	1,255,000	1,338,420
Series 2015 A:
5% 12/1/24	3,725,000	4,056,943
5% 12/1/27	1,750,000	1,902,425
Cleveland Ohio Wtr. Poll. Ctl. Rev. Series 2016:
5% 11/15/34	1,190,000	1,407,092
5% 11/15/35	1,245,000	1,469,771
5% 11/15/36	450,000	530,393
5% 11/15/45	2,000,000	2,326,426
Cleveland Pub. Library Facilities Series 2019 A:
4% 12/1/33	425,000	514,428
4% 12/1/34	370,000	446,880
4% 12/1/35	620,000	747,438
4% 12/1/36	1,400,000	1,685,294
4% 12/1/37	1,115,000	1,338,734
4% 12/1/38	650,000	778,758
Cleveland Pub. Pwr. Sys. Rev.:
Series 2018:
5% 11/15/23 (FSA Insured)	360,000	399,501
5% 11/15/24 (FSA Insured)	475,000	547,156
5% 11/15/25 (FSA Insured)	200,000	238,197
5% 11/15/26 (FSA Insured)	265,000	325,216
5% 11/15/27 (FSA Insured)	220,000	276,968
5% 11/15/28 (FSA Insured)	150,000	190,121
5% 11/15/29 (FSA Insured)	210,000	264,380
5% 11/15/30 (FSA Insured)	530,000	662,129
5% 11/15/32 (FSA Insured)	365,000	453,336
5% 11/15/34 (FSA Insured)	785,000	970,888
5% 11/15/36 (FSA Insured)	1,000,000	1,233,390
5% 11/15/38 (FSA Insured)	830,000	1,019,753
Series 2020 A:
4% 11/15/35 (FSA Insured)	1,000,000	1,191,590
4% 11/15/36 (FSA Insured)	1,000,000	1,189,733
4% 11/15/37 (FSA Insured)	1,000,000	1,186,666
Cleveland State Univ. Gen. Receipts Series 2012:
5% 6/1/24	1,920,000	1,956,815
5% 6/1/25	2,500,000	2,547,725
5% 6/1/26	3,075,000	3,132,921
Cleveland Wtr. Rev.:
Series 2015 Y, 4% 1/1/28	650,000	705,985
Series 2020:
5% 1/1/29	1,100,000	1,428,052
5% 1/1/30	2,000,000	2,647,838
5% 1/1/31	2,250,000	2,954,779
5% 1/1/32	1,000,000	1,308,794
Cleveland-Cuyahoga County Port Auth. Dev. Lease Rev. (Administrative Headquarters Proj.) Series 2013, 5% 7/1/37	3,000,000	4,270,894
Columbus City School District Series 2016 A, 5% 12/1/31	5,000,000	6,017,949
Columbus Gen. Oblig. Series 2014 A, 4% 2/15/28	5,000,000	5,456,373
Cuyahoga County Econ. Dev. Rev.:
(The Cleveland Orchestra Proj.) Series 2019:
5% 1/1/29	325,000	398,129
5% 1/1/30	250,000	307,414
5% 1/1/31	525,000	641,977
5% 1/1/32	500,000	609,463
5% 1/1/33	400,000	486,298
5% 1/1/34	300,000	363,754
5% 1/1/35	500,000	605,100
5% 1/1/36	440,000	530,911
5% 1/1/37	400,000	481,488
5% 1/1/39	1,400,000	1,678,369
5% 1/1/40	1,620,000	1,939,271
Series 2020 D:
5% 12/1/26	4,000,000	4,903,221
5% 12/1/27	2,500,000	3,145,559
Cuyahoga County Hosp. Rev. Series 2017:
5% 2/15/26	1,750,000	2,062,006
5% 2/15/27	1,700,000	2,054,951
5% 2/15/28	2,385,000	2,873,348
5% 2/15/30	3,000,000	3,573,457
5% 2/15/31	1,500,000	1,779,949
5% 2/15/32	1,450,000	1,716,825
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5.25% 6/15/43	5,000,000	5,191,492
Fairview Park Gen. Oblig. Series 2012:
4% 12/1/23 (Pre-Refunded to 12/1/22 @ 100)	1,395,000	1,470,009
4% 12/1/24 (Pre-Refunded to 12/1/22 @ 100)	1,490,000	1,570,117
Franklin County Convention Facilities Auth. (Greater Columbus Convention Ctr. Hotel Expansion Proj.) Series 2019:
5% 12/1/44	2,500,000	2,961,777
5% 12/1/51	6,000,000	7,058,386
Franklin County Convention Facilities Auth. Tax & Lease Rev. Series 2014:
5% 12/1/25	1,250,000	1,440,484
5% 12/1/26	3,045,000	3,499,562
5% 12/1/32 (Pre-Refunded to 12/1/24 @ 100)	5,920,000	6,866,507
Franklin County Hosp. Facilities Rev.:
(Ohiohealth Corp. Proj.) Series 2015, 5% 5/15/40	3,600,000	4,148,041
Bonds (U.S. Health Corp. of Columbus Proj.) Series 2011 B, 5%, tender 5/15/23 (b)	2,630,000	2,856,440
Series 2016 C:
4% 11/1/40	3,000,000	3,401,182
5% 11/1/33	2,610,000	3,177,833
5% 11/1/34	2,155,000	2,616,867
Franklin County Ohio Sales Tax R Series 2018, 5% 6/1/48	5,920,000	7,333,567
Franklin County Rev. (Trinity Health Proj.) Series 2017, 5% 12/1/47	720,000	891,491
Greater Cleveland Reg'l. Transit Auth. Series 2012, 5% 12/1/23	660,000	673,186
Hamilton County Convention Facilities Auth. Rev. Series 2014:
5% 12/1/26	1,000,000	1,100,963
5% 12/1/27	3,825,000	4,209,245
Hamilton County HealthCare Facilities Rev. (The Christ Hosp. Proj.) Series 2012:
5.25% 6/1/24	3,000,000	3,119,912
5.25% 6/1/27	3,000,000	3,113,174
Hamilton County Healthcare Rev. (Life Enriching Cmntys. Proj.) Series 2016:
5% 1/1/31	1,350,000	1,539,584
5% 1/1/36	3,450,000	3,897,786
Hamilton County Hosp. Facilities Rev. Series 2014, 5% 2/1/44	775,000	846,773
Kent State Univ. Revs.:
Series 2016, 5% 5/1/30	1,125,000	1,346,211
Series 2020 A:
5% 5/1/45	1,250,000	1,573,292
5% 5/1/50	1,700,000	2,130,005
Lake County Hosp. Facilities Rev. Series 2015:
5% 8/15/27	770,000	894,340
5% 8/15/45	11,000,000	12,584,524
Lakewood City School District Series 2014 C, 5% 12/1/25	1,300,000	1,505,111
Lancaster City School District Series 2012, 5% 10/1/49 (Pre-Refunded to 10/1/22 @ 100)	140,000	148,384
Lancaster Port Auth. Gas Rev.:
Bonds Series 2019, 5%, tender 2/1/25 (b)	6,235,000	7,180,811
Series 2019:
5% 2/1/22	200,000	205,521
5% 2/1/23	100,000	107,451
5% 8/1/24	655,000	746,989
Miami County Hosp. Facilities Rev. (Kettering Health Network Obligated Group Proj.) Series 2019:
5% 8/1/45	5,500,000	6,802,461
5% 8/1/49	1,750,000	2,158,065
Miami Univ. Series 2012, 4% 9/1/28	2,195,000	2,282,831
Miamisburg City School District Series 2016:
5% 12/1/28	500,000	595,374
5% 12/1/29	300,000	357,225
Middleburg Heights Hosp. Rev. Series 2011, 5.25% 8/1/41	3,000,000	3,012,440
Milford Exempt Village School District Series 2015:
3.5% 12/1/31	500,000	539,485
5% 12/1/28	1,400,000	1,639,366
Montgomery County Hosp. Rev. (Kettering Health Network Obligated Group Proj.)) Series 2021:
4% 8/1/37	1,125,000	1,355,377
4% 8/1/41	850,000	1,010,457
4% 8/1/51	2,000,000	2,351,482
5% 8/1/32	750,000	993,413
5% 8/1/36	1,225,000	1,606,069
5% 8/1/38	1,000,000	1,303,301
5% 8/1/39	1,100,000	1,430,120
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013:
5% 2/15/44	4,005,000	4,155,904
5% 2/15/48	3,495,000	3,623,212
North Olmsted City School District Series 2015 A:
5% 12/1/27 (Pre-Refunded to 12/1/23 @ 100)	220,000	245,416
5% 12/1/28 (Pre-Refunded to 12/1/23 @ 100)	365,000	407,168
Ohio Cap. Facilities Lease (Ohio Gen. Oblig. Proj.) Series 2017 A:
5% 10/1/32	1,625,000	2,012,136
5% 10/1/33	1,500,000	1,853,248
5% 10/1/35	1,450,000	1,781,067
5% 10/1/36	1,250,000	1,533,224
5% 10/1/37	1,430,000	1,750,578
Ohio Gen. Oblig. Series 2016 A, 5% 2/1/31	4,255,000	5,039,898
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.):
Series 2016, 5% 12/1/40	2,000,000	2,407,779
Series 2019 B:
5% 12/1/37	835,000	1,070,726
5% 12/1/38	1,100,000	1,407,594
5% 12/1/39	775,000	989,535
(Denison Univ. 2015 Proj.) Series 2015:
5% 11/1/28	1,465,000	1,700,181
5% 11/1/29	1,325,000	1,538,640
5% 11/1/30	2,285,000	2,653,377
(Denison Univ. 2021 Proj.) Series 2021:
4% 11/1/39	400,000	480,254
4% 11/1/45	900,000	1,065,504
5% 11/1/30	300,000	400,817
5% 11/1/33	300,000	399,732
5% 11/1/35	300,000	397,931
5% 11/1/41	300,000	388,907
(Denison Univ., Proj.) Series 2017 B, 5% 11/1/26	1,505,000	1,842,318
(Kenyon College 2015 Proj.) Series 2015, 5% 7/1/41	5,100,000	5,871,086
(Kenyon College 2016 Proj.) Series 2016, 5% 7/1/42	4,000,000	4,702,067
(Kenyon College 2020 Proj.) Series 2020:
5% 7/1/38	2,500,000	3,164,974
5% 7/1/39	2,640,000	3,334,473
(Kenyon College, Oh. Proj.) Series 2017:
4% 7/1/36	400,000	455,386
4% 7/1/37	450,000	511,327
5% 7/1/28	400,000	491,009
5% 7/1/29	735,000	899,080
5% 7/1/30	300,000	366,837
5% 7/1/31	400,000	487,615
5% 7/1/33	650,000	789,135
5% 7/1/35	1,550,000	1,876,146
5% 7/1/42	1,400,000	1,683,991
(The College of Wooster 2018 Proj.) Series 2018:
5% 9/1/33	1,445,000	1,805,437
5% 9/1/45	4,255,000	5,225,131
(Univ. of Dayton 2018 Proj.) Series A, 5% 12/1/48	1,000,000	1,220,334
(Univ. of Dayton 2020 Proj.) Series 2020:
4% 2/1/36	900,000	1,070,813
5% 2/1/34	1,000,000	1,285,198
5% 2/1/35	800,000	1,026,176
(Univ. of Dayton Proj.):
Series 2013:
5% 12/1/23	540,000	576,417
5% 12/1/24	585,000	624,739
5% 12/1/25	1,000,000	1,067,691
5% 12/1/26	1,195,000	1,275,811
5% 12/1/27	2,300,000	2,454,976
Series 2018 B:
4% 12/1/33	1,155,000	1,348,386
5% 12/1/21	1,000,000	1,018,963
5% 12/1/23	1,000,000	1,107,832
5% 12/1/25	1,065,000	1,262,522
5% 12/1/27	1,000,000	1,249,019
5% 12/1/29	1,310,000	1,642,965
5% 12/1/31	1,130,000	1,412,505
5% 12/1/35	1,000,000	1,243,771
5% 12/1/36	1,000,000	1,242,273
(Xavier Univ. Proj.) Series 2015 C:
5% 5/1/26	1,000,000	1,158,515
5% 5/1/28	1,000,000	1,153,897
5% 5/1/29	855,000	984,971
5% 5/1/31	1,005,000	1,150,643
Bonds (Case Western Reserve Univ. Proj.) Series 2019 C, 1.625%, tender 12/1/26 (b)	5,000,000	5,147,067
Series 2019, 4% 10/1/49	3,270,000	3,692,055
Ohio Hosp. Facilities Rev.:
Series 2017 A, 5% 1/1/32	2,000,000	2,511,851
Series 2019 B, 4% 1/1/40	3,000,000	3,541,808
Ohio Hosp. Rev.:
Series 2013 A:
5% 1/15/27	5,000,000	5,330,249
5% 1/15/28	720,000	766,067
Series 2016 A, 5% 1/15/41	5,000,000	5,837,072
Series 2020 A, 4% 1/15/50	1,000,000	1,154,711
Series 2020:
4% 11/15/37	1,025,000	1,198,655
4% 11/15/39	1,115,000	1,280,261
4% 11/15/41	1,175,000	1,343,378
5% 11/15/33	1,270,000	1,622,110
5% 11/15/35	1,465,000	1,861,703
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	5,795,000	6,511,056
(Mtg. Backed Securities Programs) Series 2017 B, 4.5% 3/1/47 (a)	500,000	545,448
Ohio Spl. Oblig.:
(Administrative Bldg. Fund Projs.) Series 2020 B, 5% 4/1/39	1,865,000	2,407,482
(Ohio Gen. Oblig. Proj.) Series 2017 A:
5% 4/1/29	2,535,000	3,114,314
5% 4/1/30	2,250,000	2,762,878
5% 4/1/31	2,000,000	2,447,092
5% 4/1/32	1,115,000	1,361,352
5% 4/1/33	1,850,000	2,254,149
5% 4/1/34	1,000,000	1,216,056
5% 4/1/35	2,395,000	2,901,530
Series 2020 A:
5% 2/1/27	1,325,000	1,639,000
5% 2/1/28	1,865,000	2,362,901
5% 2/1/29	2,875,000	3,724,592
5% 2/1/30	1,045,000	1,381,738
Series 2021 A:
5% 4/1/34	1,430,000	1,914,606
5% 4/1/35	1,660,000	2,218,330
5% 4/1/37	1,680,000	2,231,539
5% 4/1/38	1,000,000	1,325,154
5% 4/1/39	1,000,000	1,320,788
5% 4/1/40	1,110,000	1,462,331
5% 4/1/41	750,000	984,692
Ohio State Univ. Gen. Receipts:
(Multiyear Debt Issuance Prog.) Series 2020 A:
5% 12/1/26	6,770,000	8,363,552
5% 12/1/27	6,845,000	8,685,913
Series 2013 A:
5% 6/1/28	2,000,000	2,171,893
5% 6/1/38	3,500,000	3,788,715
Series 2020 A, 5% 12/1/28	7,010,000	9,083,672
Ohio Tpk. Commission Tpk. Rev.:
(Infrastructure Projs.):
Series 2005 A, 0% 2/15/43	10,000,000	5,957,592
Series A3, 0% 2/15/37	400,000	159,637
Series A:
5% 2/15/46	7,500,000	9,805,612
5% 2/15/51	4,000,000	5,205,000
Ohio Wtr. Dev. Auth. Rev. (Fresh Wtr. Impt. Proj.) Series 2009 B, 5% 12/1/24	1,025,000	1,171,943
Olentangy Local School District Series 2016, 5% 12/1/32	1,275,000	1,518,819
Port Auth. Econ. Dev. Rev.:
(Univ. of Northwestern Ohio Proj.) Series 2021, 4% 12/1/35	1,300,000	1,498,439
Series 2021, 4% 12/1/31	710,000	814,597
Reynoldsburg City School District Series 2015, 4% 12/1/30	2,375,000	2,684,962
Ross County Hosp. Facilities Rev. (Adena Health Sys. Obligated Group Proj.) Series 2019, 5% 12/1/49	2,000,000	2,473,936
Scioto County Hosp. Facilities Rev. Series 2016:
5% 2/15/24	1,000,000	1,117,211
5% 2/15/28	5,030,000	5,968,884
5% 2/15/30	3,860,000	4,546,529
5% 2/15/32	2,550,000	2,997,199
5% 2/15/33	2,460,000	2,885,438
5% 2/15/34	4,450,000	5,219,816
South-Western City School District Franklin & Pickway County (Intercept) Series 2012, 5% 12/1/36 (Pre-Refunded to 6/1/22 @ 100)	400,000	417,786
Univ. of Akron Gen. Receipts Series 2016 A:
5% 1/1/23	460,000	491,921
5% 1/1/25	1,025,000	1,184,065
5% 1/1/33	5,000,000	6,007,655
Univ. of Cincinnati Gen. Receipts:
Series 2010 F, 5% 6/1/32	50,000	50,027
Series 2012 C:
4% 6/1/28	10,000	10,453
4% 6/1/28 (Pre-Refunded to 12/1/22 @ 100)	1,990,000	2,095,547
Series 2016 A:
5% 6/1/32	745,000	897,607
5% 6/1/33	800,000	962,132
5% 6/1/34	585,000	702,368
Series 2016 C, 5% 6/1/41	2,585,000	3,101,372
Univ. of Toledo Gen. Receipts Series 2018 A:
5% 6/1/26	600,000	720,227
5% 6/1/27	350,000	431,434
Village of Bluffton Hosp. Facilities Blanchard Valley Reg Health Ctr. Series 2017:
4% 12/1/32	1,500,000	1,695,477
5% 12/1/25	1,500,000	1,788,291
5% 12/1/26	1,890,000	2,321,283
5% 12/1/27	1,340,000	1,689,836
5% 12/1/28	1,400,000	1,754,862
5% 12/1/29	825,000	1,027,589
5% 12/1/30	1,700,000	2,107,156
5% 12/1/31	750,000	927,072
Wood County Hosp. Facilities Rev. (Wood County Hosp. Proj.) Series 2012:
5% 12/1/27	1,170,000	1,201,733
5% 12/1/27 (Pre-Refunded to 12/1/22 @ 100)	2,330,000	2,484,729
5% 12/1/32	675,000	687,830
5% 12/1/32 (Pre-Refunded to 12/1/22 @ 100)	1,325,000	1,412,990
5% 12/1/42	40,000	40,430
5% 12/1/42 (Pre-Refunded to 12/1/22 @ 100)	85,000	90,645
Wright State Univ. Gen. Receipts:
Series 2011 A, 5% 5/1/23	2,665,000	2,675,003
Series 2021 A, 5% 5/1/26 (Build America Mutual Assurance Insured) (c)	1,100,000	1,316,899
Series 2022 A:
5% 5/1/23 (Build America Mutual Assurance Insured) (c)	520,000	547,424
5% 5/1/24 (Build America Mutual Assurance Insured) (c)	540,000	589,816
5% 5/1/25 (Build America Mutual Assurance Insured) (c)	490,000	552,415
5% 5/1/26 (Build America Mutual Assurance Insured) (c)	520,000	602,554
5% 5/1/27 (Build America Mutual Assurance Insured) (c)	545,000	647,135
5% 5/1/28 (Build America Mutual Assurance Insured) (c)	565,000	685,811
5% 5/1/29 (Build America Mutual Assurance Insured) (c)	600,000	741,453
5% 5/1/30 (Build America Mutual Assurance Insured) (c)	235,000	294,706
5% 5/1/31 (Build America Mutual Assurance Insured) (c)	250,000	318,033
5% 5/1/32 (Build America Mutual Assurance Insured) (c)	260,000	334,361

TOTAL OHIO		683,403,530

TOTAL MUNICIPAL BONDS
(Cost $640,292,232)		686,245,986

Municipal Notes - 2.2%
Ohio - 2.2%
Ohio Cap. Facilities Lease (Adult Correctional Bldg. Fund Proj.) Series 2019 C, 0.03% 7/7/21, VRDN (b)	10,000,000	$10,000,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2016 I, 0.05% 7/7/21 (Liquidity Facility TD Banknorth, NA), VRDN (a)(b)	5,755,000	5,755,000
TOTAL MUNICIPAL NOTES
(Cost $15,755,000)		15,755,000
TOTAL INVESTMENT IN SECURITIES - 96.8%
(Cost $656,047,232)		702,000,986
NET OTHER ASSETS (LIABILITIES) - 3.2%		23,324,987
NET ASSETS - 100%		$725,325,973

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$702,000,986	$--	$702,000,986	$--
Total Investments in Securities:	$702,000,986	$--	$702,000,986	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

Health Care	30.2%
Education	21.5%
General Obligations	15.2%
Special Tax	6.8%
Other	5.2%
Transportation	5.2%
Others* (Individually Less Than 5%)	15.9%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Ohio Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $656,047,232)		$702,000,986
Cash		24,669,662
Receivable for fund shares sold		836,733
Interest receivable		6,531,156
Other receivables		2,258
Total assets		734,040,795
Liabilities
Payable for investments purchased on a delayed delivery basis	$6,628,100
Payable for fund shares redeemed	1,338,479
Distributions payable	445,926
Accrued management fee	208,855
Other affiliated payables	68,751
Other payables and accrued expenses	24,711
Total liabilities		8,714,822
Net Assets		$725,325,973
Net Assets consist of:
Paid in capital		$679,267,330
Total accumulated earnings (loss)		46,058,643
Net Assets		$725,325,973
Net Asset Value, offering price and redemption price per share ($725,325,973 ÷ 57,761,644 shares)		$12.56

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2021 (Unaudited)
Investment Income
Interest		$8,946,331
Expenses
Management fee	$1,231,545
Transfer agent fees	326,048
Accounting fees and expenses	81,008
Custodian fees and expenses	2,651
Independent trustees' fees and expenses	905
Registration fees	18,735
Audit	24,145
Legal	380
Miscellaneous	1,926
Total expenses before reductions	1,687,343
Expense reductions	(3,349)
Total expenses after reductions		1,683,994
Net investment income (loss)		7,262,337
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		20,083
Total net realized gain (loss)		20,083
Change in net unrealized appreciation (depreciation) on investment securities		1,626,622
Net gain (loss)		1,646,705
Net increase (decrease) in net assets resulting from operations		$8,909,042

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2021 (Unaudited)	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,262,337	$15,721,121
Net realized gain (loss)	20,083	4,793,257
Change in net unrealized appreciation (depreciation)	1,626,622	7,101,157
Net increase (decrease) in net assets resulting from operations	8,909,042	27,615,535
Distributions to shareholders	(7,261,126)	(20,422,882)
Share transactions
Proceeds from sales of shares	61,784,493	110,098,297
Reinvestment of distributions	4,562,887	13,113,255
Cost of shares redeemed	(44,736,654)	(101,285,296)
Net increase (decrease) in net assets resulting from share transactions	21,610,726	21,926,256
Total increase (decrease) in net assets	23,258,642	29,118,909
Net Assets
Beginning of period	702,067,331	672,948,422
End of period	$725,325,973	$702,067,331
Other Information
Shares
Sold	4,941,660	8,882,203
Issued in reinvestment of distributions	365,381	1,055,135
Redeemed	(3,578,871)	(8,262,670)
Net increase (decrease)	1,728,170	1,674,668

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Ohio Municipal Income Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$12.53	$12.38	$11.89	$12.20	$11.91	$12.29
Income from Investment Operations
Net investment income (loss)A	.128	.287	.319	.321	.330	.339
Net realized and unrealized gain (loss)	.030	.235	.515	(.279)	.377	(.308)
Total from investment operations	.158	.522	.834	.042	.707	.031
Distributions from net investment income	(.128)	(.287)	(.319)	(.321)	(.330)	(.339)
Distributions from net realized gain	–	(.085)	(.025)	(.031)	(.087)	(.072)
Total distributions	(.128)	(.372)	(.344)	(.352)	(.417)	(.411)
Redemption fees added to paid in capitalA	–	–	–	–	–	–B
Net asset value, end of period	$12.56	$12.53	$12.38	$11.89	$12.20	$11.91
Total ReturnC,D	1.27%	4.28%	7.08%	.39%	6.03%	.19%
Ratios to Average Net AssetsE,F
Expenses before reductions	.48%G	.48%	.48%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.48%G	.48%	.48%	.48%	.48%	.48%
Expenses net of all reductions	.48%G	.48%	.48%	.48%	.48%	.48%
Net investment income (loss)	2.07%G	2.31%	2.60%	2.70%	2.73%	2.72%
Supplemental Data
Net assets, end of period (000 omitted)	$725,326	$702,067	$672,948	$616,306	$677,359	$657,105
Portfolio turnover rateH	5%G	20%	10%	11%	24%	17%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Ohio Municipal Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of June 30, 2021

Days	% of fund's investments 6/30/21
1 - 7	78.1
31 - 60	8.2
61 - 90	1.2
91 - 180	8.0
> 180	4.5

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of June 30, 2021
Variable Rate Demand Notes (VRDNs)	22.3%
Tender Option Bond	57.4%
Other Municipal Security	16.4%
Investment Companies	5.0%
Net Other Assets (Liabilities)*	(1.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current 7-Day Yields

6/30/21
Fidelity® Ohio Municipal Money Market Fund	0.01%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending June 30, 2021, the most recent period shown in the table, would have been (0.43%).

Fidelity® Ohio Municipal Money Market Fund

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 22.3%
	Principal Amount	Value
Alabama - 0.6%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.11% 7/7/21, VRDN (a)(b)	$1,260,000	$1,260,000
Arkansas - 0.6%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2002, 0.09% 7/7/21, VRDN (a)(b)	1,100,000	1,100,000
Kansas - 0.6%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 0.11% 7/7/21, VRDN (b)	300,000	300,000
Series 2007 B, 0.11% 7/7/21, VRDN (b)	100,000	100,000
St. Mary's Kansas Poll. Cont. Rev. (Kansas Gas and Elec. Co. Proj.) Series 1994, 0.09% 7/7/21, VRDN (b)	700,000	700,000
Wamego Kansas Poll. Cont. Rfdg. Rev. (Western Resources, Inc. Proj.) Series 1994, 0.09% 7/7/21, VRDN (b)	100,000	100,000
		1,200,000
Louisiana - 0.0%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 0.1% 7/7/21, VRDN (b)	100,000	100,000
Nebraska - 0.4%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.11% 7/7/21, VRDN (a)(b)	700,000	700,000
North Carolina - 0.1%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 0.09% 7/7/21, VRDN (a)(b)	200,000	200,000
Ohio - 19.1%
Allen County Hosp. Facilities Rev. Series 2012 B, 0.04% 7/7/21, VRDN (b)	2,000,000	2,000,000
Cuyahoga County Health Care Facilities Rev. (The A.M. McGregor Home Proj.) Series 2014, 0.07% 7/7/21, LOC Northern Trust Co., VRDN (b)	9,795,000	9,795,000
Hamilton County HealthCare Facilities Rev. (The Children's Home of Cincinnati Proj.) Series 2009, 0.09% 7/7/21, LOC U.S. Bank NA, Cincinnati, VRDN (b)	2,125,000	2,125,000
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 0.06% 7/7/21, LOC RBS Citizens NA, VRDN (b)	4,925,000	4,925,000
Lake County Indl. Dev. Rev. (Norshar Co. Proj.) Series 1996, 0.09% 7/7/21, LOC JPMorgan Chase Bank, VRDN (a)(b)	475,000	475,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
Series 2016 G, 0.06% 7/7/21 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	15,905,000	15,904,996
Series 2016 H, 0.06% 7/7/21 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	2,100,000	2,100,000
		37,324,996
West Virginia - 0.9%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 0.12% 7/7/21, VRDN (a)(b)	100,000	100,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 0.13% 7/7/21, VRDN (a)(b)	1,600,000	1,600,000
		1,700,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $43,584,996)		43,584,996

Tender Option Bond - 57.4%
Colorado - 0.0%
Denver City & County Arpt. Rev. Bonds Series G-114, 0.28%, tender 9/1/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)(e)	100,000	100,000
Connecticut - 0.1%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 0.21%, tender 10/1/21 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	200,000	200,000
Florida - 0.1%
Broward County Port Facilities Rev. Bonds Series G 115, 0.28%, tender 9/1/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)(e)	100,000	100,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Bonds Series Floaters G 25, 0.28%, tender 10/1/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)(e)	100,000	100,000
		200,000
Indiana - 0.2%
Indiana Fin. Auth. Rev. Participating VRDN Series 2020 004, 0.18% 8/11/21 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(e)	295,000	295,000
Kentucky - 0.2%
CommonSpirit Health Participating VRDN Series MIZ 90 21, 0.14% 7/7/21 (Liquidity Facility Mizuho Cap. Markets Llc) (b)(c)(e)	200,000	200,000
Kentucky State Property & Buildings Commission Rev. Bonds Series G 116, 0.23%, tender 11/1/21 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	100,000	100,000
		300,000
New York - 0.2%
New York City Transitional Fin. Auth. Rev. Participating VRDN Series 002, 0.18% 8/11/21 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(e)	300,000	300,000
Ohio - 56.1%
Akron Bath Copley Hosp. District Rev. Participating VRDN Series XF 29 06, 0.07% 7/7/21 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	3,000,000	3,000,000
Allen County Hosp. Facilities Rev. Participating VRDN Series Floaters XF 25 16, 0.12% 7/7/21 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(e)	4,340,000	4,340,000
Cincinnati Wtr. Sys. Rev. Participating VRDN Series MS 3280, 0.06% 7/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(e)	3,750,000	3,750,000
CommonSpirit Health Participating VRDN Series MIZ 90 20, 0.14% 7/7/21 (Liquidity Facility Mizuho Cap. Markets Llc) (b)(c)(e)	2,200,000	2,200,000
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 0.13% 7/7/21 (Liquidity Facility Bank of America NA) (b)(c)(e)	4,100,000	4,100,000
Erie County Hosp. Facilities Rev. Participating VRDN Series BAML 5019, 0.08% 7/7/21 (Liquidity Facility Bank of America NA) (b)(c)(e)	7,345,000	7,345,000
Euclid City School District Participating VRDN Series G-39, 0.06% 7/7/21 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)	2,100,000	2,100,000
Franklin County Hosp. Facilities Rev. Participating VRDN:
Series 15 XF0244, 0.08% 7/7/21 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(e)	2,670,000	2,670,000
Series 16 XL0004, 0.07% 7/7/21 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	4,480,000	4,480,000
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 50, 0.1% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(e)	2,300,000	2,300,000
Hamilton County Hosp. Facilities Rev. Participating VRDN Series XF 28 89, 0.07% 7/7/21 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	2,300,000	2,300,000
Miami County Hosp. Facilities Rev. Participating VRDN Series Floaters XG 02 25, 0.07% 7/7/21 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)	6,000,000	6,000,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 003, 0.15% 8/11/21 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	7,900,000	7,900,000
Montgomery County Hosp. Rev. Participating VRDN:
Series Floaters E 131, 0.06% 7/7/21 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)	1,000,000	1,000,000
Series Floaters E 132, 0.06% 7/7/21 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)	7,000,000	7,000,000
Series XX 11 33, 0.07% 7/7/21 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	2,165,000	2,165,000
Northeast Ohio Reg'l. Swr. District Wastewtr. Rev. Participating VRDN:
Series Floaters XF 07 18, 0.06% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)	3,750,000	3,750,000
Series Floaters ZF 06 70, 0.06% 7/7/21 (Liquidity Facility Bank of America NA) (b)(c)(e)	3,100,000	3,100,000
Ohio Gen. Oblig. Participating VRDN Series Floaters XF 25 91, 0.05% 7/7/21 (Liquidity Facility Citibank NA) (b)(c)(e)	4,000,000	4,000,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series XG 00 69, 0.1% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(e)	2,500,000	2,500,000
Ohio Hosp. Rev. Participating VRDN:
Series 002, 0.15% 8/11/21 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	3,300,000	3,300,000
Series XF 09 67, 0.08% 7/7/21 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(e)	2,100,000	2,100,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Participating VRDN Series Floaters XF 27 83, 0.06% 7/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(e)	2,460,000	2,460,000
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 0.23%, tender 12/1/21 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	2,000,000	2,000,000
OhioHealth Corp. Participating VRDN Series Floaters XM 04 51, 0.07% 7/7/21 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	5,300,000	5,300,000
The Cleveland Clinic Foundation Participating VRDN Series Floaters XF 05 73, 0.08% 7/7/21 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(e)	5,980,000	5,980,000
Univ. of Cincinnati Gen. Receipts Participating VRDN:
Series Floaters XF 24 38, 0.06% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)	4,000,000	4,000,000
Series Floaters ZM 06 46, 0.06% 7/7/21 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(e)	4,200,000	4,200,000
Upper Arlington City School District Participating VRDN Series Floaters XF 25 92, 0.08% 7/7/21 (Liquidity Facility Citibank NA) (b)(c)(e)	4,000,000	4,000,000
		109,340,000
Pennsylvania - 0.0%
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, 0.2%, tender 12/1/21 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	100,000	100,000
South Carolina - 0.0%
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 0.23%, tender 10/1/21 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	100,000	100,000
Texas - 0.0%
North Texas Tollway Auth. Rev. Bonds Series G-112, 0.23%, tender 1/3/22 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	100,000	100,000
Virginia - 0.5%
Lynchburg Econ. Dev. Participating VRDN Series 2020 10, 0.15% 8/11/21 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	500,000	500,000
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series MIZ 90 25, 0.11% 7/7/21 (Liquidity Facility Mizuho Cap. Markets Llc) (b)(c)(e)	290,000	290,000
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 0.23%, tender 2/1/22 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	100,000	100,000
		890,000
TOTAL TENDER OPTION BOND
(Cost $111,925,000)		111,925,000

Other Municipal Security - 16.4%
Ohio - 16.4%
American Muni. Pwr. BAN:
(City of Wapakoneta Proj.) Series 2021, 1% 6/23/22 (Ohio Gen. Oblig. Guaranteed)	1,000,000	1,008,111
(Village of Carey Proj.) Series 2020, 1.25% 12/1/21 (Ohio Gen. Oblig. Guaranteed)	1,425,000	1,430,430
(Village of Grafton Proj.) Series 2021, 1% 4/14/22 (Ohio Gen. Oblig. Guaranteed)	1,230,000	1,237,623
(Village of Jackson Ctr. Proj.) Series 2020, 1.5% 8/12/21 (Ohio Gen. Oblig. Guaranteed)	645,000	645,847
American Muni. Pwr., Inc. Rev. Bonds:
(AMP Freemont Energy Ctr. Proj.):
Series 2012 B, 5.25% 2/15/22 (Pre-Refunded to 2/15/22 @ 100)	300,000	309,360
Series 2012, 5.25% 2/15/22 (Pre-Refunded to 2/15/22 @ 100)	650,000	670,262
Series 2015 A, 5.25% 2/15/22 (Pre-Refunded to 2/15/22 @ 100)	2,000,000	2,062,913
Belmont County BAN Series 2020, 1% 8/25/21 (Ohio Gen. Oblig. Guaranteed)	1,000,000	1,001,142
Buckeye Tobacco Settlement Fing. Auth. Bonds Series 2007 A3, 6.25% 6/1/22 (Pre-Refunded to 6/1/22 @ 100)	250,000	263,775
Cuyahoga Falls City School District Bonds Series 2021, 3% 12/1/21	1,825,000	1,846,842
Indian Hill Exempt Village School District Hamilton County BAN Series 2021, 1.375% 9/29/21	2,000,000	2,006,183
Lake County Gen. Oblig. BAN Series 20201, 1% 1/13/22 (Ohio Gen. Oblig. Guaranteed)	1,000,000	1,004,285
Lorain Gen. Oblig. BAN Series 2021, 1.5% 12/1/21 (Ohio Gen. Oblig. Guaranteed)	945,000	950,276
Lucas County Hosp. Rev. Bonds:
(ProMedica Healthcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/21 (Pre-Refunded to 11/15/21 @ 100)	420,000	429,764
Series 2011 A, 5.75% 11/15/21 (Pre-Refunded to 11/15/21 @ 100)	3,070,000	3,133,382
Miamisburg Gen. Oblig. BAN Series 2021, 1.5% 6/22/22 (Ohio Gen. Oblig. Guaranteed)	1,000,000	1,013,245
Ohio Gen. Oblig. Bonds Series 2012 A, 4.5% 8/1/21 (Pre-Refunded to 8/1/21 @ 100)	200,000	200,732
Ohio Higher Edl. Facility Commission Rev. Bonds:
Series 2012 A:
5% 1/1/22	115,000	117,704
5% 1/1/22 (Pre-Refunded to 1/1/22 @ 100)	840,000	860,224
5% 1/1/22 (Pre-Refunded to 1/1/22 @ 100)	100,000	102,388
Series 2021 B5, 0.13% tender 7/6/21, CP mode	2,000,000	2,000,000
Series 2021 B6:
0.1% tender 10/8/21, CP mode	2,000,000	2,000,000
0.13% tender 7/6/21, CP mode	2,000,000	2,000,000
Series B5, 0.12% tender 8/17/21, CP mode	2,000,000	2,000,000
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. Bonds Series 2014, 5% 12/1/21	1,425,000	1,453,894
Union Township Clermont County Gen. Oblig. BAN Series 2020, 1% 9/1/21 (Ohio Gen. Oblig. Guaranteed)	2,145,000	2,147,545
TOTAL OTHER MUNICIPAL SECURITY
(Cost $31,895,927)		31,895,927
	Shares	Value

Investment Company - 5.0%
Fidelity Municipal Cash Central Fund 0.04% (f)(g)
(Cost $9,745,601)	9,744,573	9,745,601
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $197,151,524)		197,151,524
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(2,223,238)
NET ASSETS - 100%		$194,928,286

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,000,000 or 1.5% of net assets.

 (e) Coupon rates are determined by re-marketing agents based on current market conditions.

 (f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Broward County Port Facilities Rev. Bonds Series G 115, 0.28%, tender 9/1/21 (Liquidity Facility Royal Bank of Canada)	3/1/21	$100,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 0.21%, tender 10/1/21 (Liquidity Facility Royal Bank of Canada)	4/1/21	$200,000
Denver City & County Arpt. Rev. Bonds Series G-114, 0.28%, tender 9/1/21 (Liquidity Facility Royal Bank of Canada)	6/1/21	$100,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Bonds Series Floaters G 25, 0.28%, tender 10/1/21 (Liquidity Facility Royal Bank of Canada)	4/1/21	$100,000
Kentucky State Property & Buildings Commission Rev. Bonds Series G 116, 0.23%, tender 11/1/21 (Liquidity Facility Royal Bank of Canada)	5/3/21	$100,000
North Texas Tollway Auth. Rev. Bonds Series G-112, 0.23%, tender 1/3/22 (Liquidity Facility Royal Bank of Canada)	1/4/21	$100,000
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 0.23%, tender 12/1/21 (Liquidity Facility Royal Bank of Canada)	6/1/21	$2,000,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, 0.2%, tender 12/1/21 (Liquidity Facility Royal Bank of Canada)	6/3/20	$100,000
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 0.23%, tender 10/1/21 (Liquidity Facility Royal Bank of Canada)	4/1/21	$100,000
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 0.23%, tender 2/1/22 (Liquidity Facility Royal Bank of Canada)	2/1/21	$100,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$4,903
Total	$4,903

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund 0.04%	$28,486,000	$20,175,000	$38,917,000	$1,601	$0	$9,745,601	0.6%
Total	$28,486,000	$20,175,000	$38,917,000	$1,601	$0	$9,745,601

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Ohio Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $187,405,923)	$187,405,923
Fidelity Central Funds (cost $9,745,601)	9,745,601
Total Investment in Securities (cost $197,151,524)		$197,151,524
Receivable for fund shares sold		15,958
Interest receivable		211,655
Distributions receivable from Fidelity Central Funds		400
Other receivables		42
Total assets		197,379,579
Liabilities
Payable to custodian bank	$442,717
Payable for fund shares redeemed	1,980,005
Distributions payable	54
Accrued management fee	9,016
Other affiliated payables	2,625
Other payables and accrued expenses	16,876
Total liabilities		2,451,293
Net Assets		$194,928,286
Net Assets consist of:
Paid in capital		$194,921,662
Total accumulated earnings (loss)		6,624
Net Assets		$194,928,286
Net Asset Value, offering price and redemption price per share ($194,928,286 ÷ 194,597,329 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2021 (Unaudited)
Investment Income
Interest		$119,862
Income from Fidelity Central Funds		4,903
Total income		124,765
Expenses
Management fee	$354,220
Transfer agent fees	140,440
Accounting fees and expenses	15,893
Custodian fees and expenses	978
Independent trustees' fees and expenses	266
Registration fees	17,414
Audit	17,295
Legal	112
Miscellaneous	244
Total expenses before reductions	546,862
Expense reductions	(432,379)
Total expenses after reductions		114,483
Net investment income (loss)		10,282
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	34,498
Fidelity Central Funds	1,601
Total net realized gain (loss)		36,099
Net increase in net assets resulting from operations		$46,381

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2021 (Unaudited)	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,282	$739,284
Net realized gain (loss)	36,099	(13,308)
Net increase in net assets resulting from operations	46,381	725,976
Distributions to shareholders	(10,069)	(739,688)
Share transactions
Proceeds from sales of shares	6,250,059	38,475,495
Reinvestment of distributions	9,705	707,955
Cost of shares redeemed	(21,181,741)	(69,296,117)
Net increase (decrease) in net assets and shares resulting from share transactions	(14,921,977)	(30,112,667)
Total increase (decrease) in net assets	(14,885,665)	(30,126,379)
Net Assets
Beginning of period	209,813,951	239,940,330
End of period	$194,928,286	$209,813,951
Other Information
Shares
Sold	6,250,059	38,475,495
Issued in reinvestment of distributions	9,705	707,955
Redeemed	(21,181,741)	(69,296,117)
Net increase (decrease)	(14,921,977)	(30,112,667)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Ohio Municipal Money Market Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	.003	.011	.010	.004	.001
Net realized and unrealized gain (loss)	–A	–	.001	–A	–A	–A
Total from investment operations	–A	.003	.012	.010	.004	.001
Distributions from net investment income	–A	(.003)	(.011)	(.010)	(.004)	(.001)
Distributions from net realized gain	–	–	(.001)	–	–A	–A
Total distributions	–A	(.003)	(.012)	(.010)	(.004)	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	-%	.32%	1.16%	.98%	.42%	.09%
Ratios to Average Net AssetsD,E
Expenses before reductions	.54%F	.53%	.53%	.53%	.53%	.52%
Expenses net of fee waivers, if any	.11%F	.38%	.53%	.53%	.52%	.37%
Expenses net of all reductions	.11%F	.38%	.53%	.53%	.52%	.36%
Net investment income (loss)	.01%F	.33%	1.08%	.96%	.40%	.07%
Supplemental Data
Net assets, end of period (000 omitted)	$194,928	$209,814	$239,940	$298,736	$419,110	$585,637

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2021

1. Organization.

Fidelity Ohio Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Ohio Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each Fund is authorized to issue an unlimited number of shares. Shares of the Money Market Fund are only available for purchase by retail shareholders. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. Each Fund may be affected by economic and political developments in the state of Ohio.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Income Fund's investments to the Fair Value Committee (the Committee) established by the Income Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to futures contracts and excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Ohio Municipal Income Fund	$656,044,488	$46,047,554	$(91,056)	$45,956,498
Fidelity Ohio Municipal Money Market Fund	197,151,524	–	–	–

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total capital loss carryforward
Fidelity Ohio Municipal Money Market Fund	(29,284)	–	(29,284)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Ohio Municipal Income Fund	52,482,679	17,484,145

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Ohio Municipal Income Fund	.25%	.10%	.35%
Fidelity Ohio Municipal Money Market Fund	.25%	.10%	.35%

During the period, the investment adviser or its affiliates waived a portion of these fees for the Money Market Fund.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Ohio Municipal Income Fund	.09%
Fidelity Ohio Municipal Money Market Fund	.14%

During the period, the investment adviser or its affiliates waived a portion of these fees for the Money Market Fund.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Ohio Municipal Income Fund	.02
Fidelity Ohio Municipal Money Market Fund	.02

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. For the Income Fund, any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

	Purchases ($)	Sales ($)
Fidelity Ohio Municipal Money Market Fund	–	2,700,000

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Ohio Municipal Income Fund	$701

7. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to avoid a negative yield. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $432,167.

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Ohio Municipal Income Fund	$2,651
Fidelity Ohio Municipal Money Market Fund	1

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses as follows:

Amount
Fidelity Ohio Municipal Income Fund	$698
Fidelity Ohio Municipal Money Market Fund	211

8. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period-B January 1, 2021 to June 30, 2021
Fidelity Ohio Municipal Income Fund	.48%
Actual		$1,000.00	$1,012.70	$2.40
Hypothetical-C		$1,000.00	$1,022.41	$2.41
Fidelity Ohio Municipal Money Market Fund	.11%
Actual		$1,000.00	$1,000.00	$.55**
Hypothetical-C		$1,000.00	$1,024.25	$.55**

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

** If certain fees were not voluntarily waived by the investment adviser or its affiliates during the period the annualized expense ratio would have been .54% and the expenses paid in the actual and hypothetical examples above would have been $2.67 and $2.71, respectively.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Ohio Municipal Income Fund (the Income Fund) has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Income Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Income Fund’s Board of Trustees (the Board) has designated the Income Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

OFF-SANN-0821
1.705575.123

Fidelity® Pennsylvania Municipal Income Fund

Fidelity® Pennsylvania Municipal Money Market Fund

Semi-Annual Report

June 30, 2021

Contents

Note to Shareholders
Fidelity® Pennsylvania Municipal Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Pennsylvania Municipal Money Market Fund
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity® Pennsylvania Municipal Income Fund

Investment Summary (Unaudited)

Top Five Sectors as of June 30, 2021

% of fund's net assets
Health Care	32.1
Transportation	18.3
Education	16.9
General Obligations	11.4
Water & Sewer	7.5

Quality Diversification (% of fund's net assets)

As of June 30, 2021
AA,A	78.1%
BBB	9.7%
BB and Below	5.7%
Short-Term Investments and Net Other Assets	6.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Pennsylvania Municipal Income Fund

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 93.5%
	Principal Amount	Value
Guam - 0.1%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.25% 10/1/34 (a)	700,000	765,468
Pennsylvania - 92.1%
Allegheny County Series C:
5% 12/1/28	$1,000,000	$1,152,980
5% 12/1/30	1,365,000	1,573,316
Allegheny County Arpt. Auth. Rev. Series 2006 B, 5% 1/1/22 (Escrowed to Maturity) (a)	1,650,000	1,687,999
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev.:
Series 2017, 5% 10/15/47	1,660,000	1,895,781
Series 2018:
5% 3/1/33	1,570,000	1,941,115
5% 3/1/34	2,250,000	2,775,568
Allegheny County Sanitation Auth. Swr. Rev. Series 2018, 5% 6/1/43	4,785,000	5,948,411
Bethlehem Area School District Series 2016 A, 5% 2/1/23 (FSA Insured)	1,000,000	1,073,188
Bucks County Indl. Dev. Auth. Hosp. Rev. Series 2021:
5% 7/1/41	2,500,000	3,089,338
5% 7/1/54	4,500,000	5,464,300
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.) Series 2015 A:
5% 7/1/26	500,000	581,179
5% 7/1/27	490,000	568,181
5% 7/1/28	540,000	623,449
5% 7/1/29	710,000	816,236
5% 7/1/30	685,000	784,406
5% 7/1/35	1,885,000	2,139,477
5% 7/1/39	6,675,000	7,526,223
Cap. Region Wtr. Wtr. Rev. Series 2018:
5% 7/15/28	1,300,000	1,619,704
5% 7/15/30	1,500,000	1,913,951
5% 7/15/31	1,250,000	1,588,425
Central Bradford Prog. Auth. Rev. Series 2011, 5.375% 12/1/41 (Pre-Refunded to 12/1/21 @ 100)	2,000,000	2,043,219
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.):
Series 2016 A:
4% 11/15/32	350,000	388,986
4% 11/15/34	250,000	277,843
4% 11/15/35	200,000	222,232
5% 11/15/28	840,000	995,231
5% 11/15/29	1,625,000	1,923,758
5% 11/15/30	685,000	810,289
5% 11/15/46	6,605,000	7,719,918
Series 2016 B:
4% 11/15/40	600,000	664,030
4% 11/15/47	3,605,000	3,973,724
Series 2018 A:
5% 11/15/26	1,140,000	1,398,365
5% 11/15/27	225,000	283,422
5% 11/15/28	200,000	251,266
5% 11/15/29	200,000	249,684
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series 2017 A, 5% 10/1/35	2,125,000	2,617,380
Commonwealth Fing. Auth. Rev.:
Series 2019 B:
5% 6/1/28	1,000,000	1,271,697
5% 6/1/29	1,000,000	1,295,779
5% 6/1/30	1,000,000	1,317,684
5% 6/1/31	1,150,000	1,546,019
Series 2020 A, 5% 6/1/32	3,500,000	4,601,571
Cumberland County Muni. Auth. Rev. (Dickinson College Proj.):
Series 2012, 5% 11/1/37	1,520,000	1,605,718
Series 2016:
5% 5/1/30	1,000,000	1,189,837
5% 5/1/31	500,000	594,502
5% 5/1/32	750,000	890,980
5% 5/1/33	2,210,000	2,621,953
5% 5/1/34	1,000,000	1,186,491
Dallas Area Muni. Auth. Univ. Rev. (Misericordia Univ. Proj.) Series 2019:
5% 5/1/39	1,100,000	1,300,442
5% 5/1/48	4,000,000	4,655,510
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A:
5% 6/1/34	1,275,000	1,499,829
5% 6/1/35	1,000,000	1,172,153
5% 6/1/36	500,000	586,179
Delaware County Auth. Rev. Series 2017, 5% 7/1/25	1,000,000	1,149,331
Delaware County Auth. Univ. Rev. Series 2012:
5% 8/1/21	350,000	351,335
5% 8/1/22	300,000	315,325
Doylestown Hosp. Auth. Hosp. Rev.:
Series 2013 A:
5% 7/1/23	1,090,000	1,173,998
5% 7/1/27	2,500,000	2,683,584
Series 2016 A, 5% 7/1/46	3,500,000	3,951,132
Series 2019, 4% 7/1/45	1,350,000	1,488,093
Dubois Hosp. Auth. Hosp. Rev.:
(Penn Highlands Healthcare Proj.) Series 2018, 5% 7/15/25	200,000	233,294
Series 2020:
5% 7/15/31	1,030,000	1,267,950
5% 7/15/34	1,000,000	1,222,487
5% 7/15/36	1,400,000	1,706,023
5% 7/15/39	1,160,000	1,405,352
Fox Chapel Area School District Series 2013:
5% 8/1/31	3,080,000	3,308,472
5% 8/1/34	1,000,000	1,072,858
Geisinger Auth. Health Sys. Rev.:
Series 2014 A, 4% 6/1/41	2,000,000	2,153,808
Series 2017 A2, 5% 2/15/39	1,880,000	2,252,655
Indiana County Hosp. Auth. Series 2014 A, 6% 6/1/39	1,625,000	1,727,856
Lackawanna County Indl. Dev. Auth. Rev. (Univ. of Scranton Proj.) Series 2017:
5% 11/1/24	590,000	674,481
5% 11/1/25	665,000	784,777
5% 11/1/27	1,105,000	1,374,379
Lancaster County Hosp. Auth. Health Ctr. Rev. Series 2016:
5% 8/15/31	1,000,000	1,213,175
5% 8/15/33	1,000,000	1,211,079
5% 8/15/34	1,000,000	1,209,658
5% 8/15/36	1,000,000	1,207,371
Lehigh County Gen. Purp. Auth. Rev. (Muhlenberg College Proj.) Series 2017, 5% 2/1/39	4,010,000	4,801,966
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 A:
5% 7/1/36	2,905,000	3,721,034
5% 7/1/44	5,000,000	6,302,651
Lower Paxton Township Series 2014:
5% 4/1/40 (Pre-Refunded to 4/1/24 @ 100)	3,420,000	3,864,467
5% 4/1/44 (Pre-Refunded to 4/1/24 @ 100)	1,295,000	1,463,300
Monroe County Hosp. Auth. Rev. Series 2016, 5% 7/1/33	3,675,000	4,360,091
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A:
5% 10/1/21	245,000	247,243
5% 10/1/22	275,000	287,615
5% 10/1/23	1,305,000	1,409,948
5% 10/1/24	335,000	372,501
5% 10/1/25	750,000	832,271
5% 10/1/26	1,000,000	1,105,863
5% 10/1/27	1,000,000	1,101,985
Series 2016 A, 5% 10/1/40	4,000,000	4,486,843
Series 2018 A, 5% 9/1/26	1,500,000	1,812,258
Series 2019:
4% 9/1/34	2,500,000	2,957,134
4% 9/1/35	1,400,000	1,653,474
4% 9/1/36	1,200,000	1,414,382
4% 9/1/37	1,000,000	1,175,681
Montgomery County Indl. Dev. Auth.:
Series 2015 A, 5.25% 1/15/36	2,000,000	2,261,659
Series 2017:
5% 12/1/33	2,150,000	2,637,602
5% 12/1/35	1,000,000	1,221,958
5% 12/1/36	2,670,000	3,257,489
5% 12/1/37	1,515,000	1,843,938
Montour School District Series 2015 A:
5% 4/1/41 (Pre-Refunded to 10/1/25 @ 100)	1,000,000	1,189,798
5% 4/1/42 (Pre-Refunded to 10/1/25 @ 100)	1,000,000	1,189,798
Northampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2018 A:
4% 8/15/48	4,500,000	5,050,402
5% 8/15/43	2,000,000	2,410,987
5% 8/15/48	2,500,000	2,997,445
Northampton County Gen. Purp. College Rev. (Lafayette College Proj.) Series 2017, 5% 11/1/47	2,170,000	2,656,592
Pennsylvania Ctfs. Prtn. Series 2018 A:
5% 7/1/28	400,000	500,663
5% 7/1/29	300,000	374,506
5% 7/1/30	375,000	466,331
5% 7/1/31	425,000	527,051
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.) Series 2016, 5% 5/1/35	2,000,000	2,350,066
(Thomas Jefferson Univ. Proj.) Series 2012:
5% 3/1/22	275,000	283,473
5% 3/1/23	585,000	615,610
First Series 2012:
5% 4/1/22	600,000	621,866
5% 4/1/23 (Pre-Refunded to 4/1/22 @ 100)	800,000	829,148
5% 4/1/24 (Pre-Refunded to 4/1/22 @ 100)	1,100,000	1,140,079
Series 2016, 5% 5/1/33	2,200,000	2,591,888
Series 2018 A, 5% 2/15/48	4,000,000	4,887,896
Series 2019 A:
4% 3/1/37	750,000	874,786
5% 3/1/36	1,000,000	1,250,706
5% 3/1/38	1,055,000	1,313,887
5% 3/1/39	1,000,000	1,242,869
Series 2019:
4% 12/1/44	1,000,000	1,168,260
4% 12/1/48	1,000,000	1,163,310
Series AT-1 5% 6/15/31	5,000,000	6,004,003
Pennsylvania Hsg. Fin. Agcy.:
Series 2019 130A, 4% 10/1/49	1,845,000	1,994,491
Series 2019 131, 3.5% 4/1/49	4,620,000	4,971,013
Series 2020 13 2A, 3.5% 4/1/51	1,985,000	2,149,198
Series 2020 133:
5% 10/1/22	350,000	370,329
5% 10/1/23	400,000	440,611
5% 10/1/24	850,000	968,986
5% 10/1/27	650,000	801,996
5% 10/1/28	950,000	1,193,709
5% 4/1/29	100,000	126,429
5% 10/1/29	450,000	573,934
Series 2021 134B:
5% 10/1/22 (a)	1,175,000	1,244,010
5% 4/1/24 (a)	1,255,000	1,407,677
5% 10/1/25 (a)	370,000	434,693
5% 4/1/26 (a)	995,000	1,183,597
5% 10/1/26 (a)	1,500,000	1,808,655
Pennsylvania Pub. School Bldg. Auth. School Rev. Series 2014 B2:
5% 12/1/24	630,000	715,347
5% 12/1/24 (Escrowed to Maturity)	620,000	716,833
5% 12/1/25	335,000	387,608
5% 12/1/25 (Pre-Refunded to 12/1/24 @ 100)	915,000	1,057,907
5% 12/1/26	645,000	743,672
5% 12/1/26 (Pre-Refunded to 12/1/24 @ 100)	605,000	699,490
5% 12/1/27	360,000	413,486
5% 12/1/27 (Pre-Refunded to 12/1/24 @ 100)	650,000	751,519
Pennsylvania State Univ.:
Series 2015 A:
5% 9/1/30	1,100,000	1,284,657
5% 9/1/31	1,415,000	1,652,536
Series 2019 A, 5% 9/1/48	6,390,000	8,120,057
Pennsylvania Tpk. Commission Tpk. Rev.:
(Sub Lien Proj.) Series 2017 B-1, 5% 6/1/34	5,000,000	6,086,233
Series 2013 A2:
5% 12/1/28	500,000	605,934
5% 12/1/38	2,500,000	3,136,360
Series 2014 A, 5% 12/1/31	865,000	995,687
Series 2014 A2, 0% 12/1/40 (b)	5,500,000	6,051,426
Series 2017 A1:
5% 12/1/30	3,500,000	4,397,423
5% 12/1/31	2,000,000	2,504,476
5% 12/1/33	1,500,000	1,872,230
Series 2018 A2, 5% 12/1/43	5,000,000	6,235,402
Series 2020 B, 5% 12/1/50	5,000,000	6,420,772
Series 2021 A:
4% 12/1/44	4,000,000	4,741,019
4% 12/1/45	4,000,000	4,729,823
4% 12/1/50	2,000,000	2,360,866
Series 2021 B:
5% 12/1/46 (c)	2,000,000	2,596,257
5% 12/1/51 (c)	9,000,000	11,626,937
Philadelphia Arpt. Rev.:
Series 2015 A, 5% 6/15/23 (a)	200,000	217,930
Series 2017 A, 5% 7/1/42	350,000	430,940
Series 2017 B:
5% 7/1/25 (a)	5,500,000	6,448,321
5% 7/1/31 (a)	1,000,000	1,222,277
5% 7/1/33 (a)	2,250,000	2,746,153
5% 7/1/37 (a)	5,065,000	6,140,512
5% 7/1/42 (a)	4,000,000	4,788,540
5% 7/1/47 (a)	3,035,000	3,632,728
Philadelphia Auth. For Indl. Dev. Series 2016, 5% 4/1/28	275,000	318,288
Philadelphia Auth. for Indl. Dev.:
Series 2017, 5% 11/1/47	5,000,000	5,824,503
Series 2020 A, 4% 11/1/45	3,825,000	4,439,053
Series 2020 C:
4% 11/1/35	1,750,000	2,073,521
4% 11/1/36	1,500,000	1,774,363
series 2020 C, 4% 11/1/37	1,255,000	1,480,742
Series 2020 C, 4% 11/1/38	1,000,000	1,177,378
Philadelphia Gas Works Rev.:
Series 16 A, 5% 8/1/50 (FSA Insured)	8,835,000	11,153,159
Series 2015 13:
5% 8/1/29	2,000,000	2,343,149
5% 8/1/30	1,500,000	1,757,362
5% 8/1/31	1,100,000	1,288,248
Series 2016 14:
5% 10/1/33	1,500,000	1,807,802
5% 10/1/34	500,000	601,464
Philadelphia Gen. Oblig.:
Series 2017 A, 5% 8/1/30	1,500,000	1,852,071
Series 2019 B:
5% 2/1/38	3,000,000	3,802,340
5% 2/1/39	2,600,000	3,281,602
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev.:
(Children's Hosp. of Philadelphia Proj.) Series 2011 D, 5% 7/1/32	2,500,000	2,500,000
Series 2012 A, 5.625% 7/1/36	4,045,000	4,229,278
Philadelphia Redev. Auth. Rev.:
Series 2012, 5% 4/15/25	2,230,000	2,312,601
Series 2015 A, 5% 4/15/29	3,000,000	3,485,897
Philadelphia School District:
Series 2016 F, 5% 9/1/34	4,000,000	4,803,548
Series 2018 A:
5% 9/1/29	1,250,000	1,592,204
5% 9/1/30	1,000,000	1,268,331
5% 9/1/33	1,000,000	1,257,993
Series 2019 A:
4% 9/1/37	2,100,000	2,497,125
4% 9/1/38	2,300,000	2,729,252
4% 9/1/39	2,000,000	2,368,060
Philadelphia Wtr. & Wastewtr. Rev.:
Series 2015 B, 5% 7/1/30	3,500,000	4,104,992
Series 2017 B:
5% 11/1/29	3,000,000	3,777,466
5% 11/1/30	3,700,000	4,635,362
Series 2020, 5% 10/1/40	3,195,000	4,173,464
Pittsburgh & Allegheny County Parking Sys. Series 2017:
5% 12/15/31	1,000,000	1,250,069
5% 12/15/32	500,000	622,967
5% 12/15/33	500,000	622,277
Pittsburgh & Allegheny County Sports & Exhibition Auth. Series 2012, 5% 2/1/25 (FSA Insured)	2,250,000	2,363,830
Pittsburgh Gen. Oblig. Series 2014:
5% 9/1/23 (Build America Mutual Assurance Insured)	575,000	633,173
5% 9/1/28 (Pre-Refunded to 9/1/24 @ 100)	1,300,000	1,492,695
5% 9/1/29 (Pre-Refunded to 9/1/24 @ 100)	1,015,000	1,165,450
5% 9/1/31 (Pre-Refunded to 9/1/24 @ 100)	1,165,000	1,337,684
5% 9/1/32 (Pre-Refunded to 9/1/24 @ 100)	1,000,000	1,148,227
Pittsburgh School District Series 2015, 5% 9/1/23 (FSA Insured)	1,085,000	1,196,511
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev.:
Series 2019 A, 5% 9/1/44 (FSA Insured)	3,600,000	4,546,734
Series 2019 B:
4% 9/1/34 (FSA Insured)	2,000,000	2,411,547
4% 9/1/35 (FSA Insured)	400,000	481,230
Reading School District Series 2017:
5% 3/1/35 (FSA Insured)	1,000,000	1,212,292
5% 3/1/36 (FSA Insured)	1,050,000	1,270,291
5% 3/1/37 (FSA Insured)	1,600,000	1,933,185
Saint Mary Hosp. Auth. Health Sys. Rev. (Trinity Health Proj.) Series 2012 B, 5% 11/15/26	1,000,000	1,230,196
Southcentral Pennsylvania Gen. Auth. Rev.:
Series 2015:
4% 12/1/30	1,040,000	1,159,137
5% 12/1/22	30,000	31,994
5% 12/1/27	1,480,000	1,737,576
5% 12/1/29	1,000,000	1,168,843
Series 2019 A, 4% 6/1/49	4,650,000	5,340,572
Susquehanna Area Reg'l. Arp Auth. Series 2017:
5% 1/1/35 (a)	1,000,000	1,178,084
5% 1/1/38 (a)	1,125,000	1,317,225
Union County Hosp. Auth. Rev. Series 2018 B, 5% 8/1/48	6,000,000	6,935,289
West Mifflin Area School District Series 2016:
5% 4/1/24 (FSA Insured)	1,250,000	1,392,974
5% 4/1/26 (FSA Insured)	1,000,000	1,184,428
5% 4/1/28 (FSA Insured)	1,390,000	1,687,932
West Shore Area Auth. Hosp. Rev. Series 2011 B, 5.75% 1/1/41 (Pre-Refunded to 1/1/22 @ 100)	1,500,000	1,541,659
Westmoreland County Indl. Dev. Auth. (Excela Health Proj.) Series 2020 A:
4% 7/1/21	500,000	500,000
4% 7/1/22	600,000	621,419
4% 7/1/23	1,125,000	1,204,110
4% 7/1/26	1,000,000	1,153,830
4% 7/1/37	1,400,000	1,666,809
5% 7/1/27	200,000	246,652
5% 7/1/28	1,130,000	1,424,046
5% 7/1/29	500,000	641,901
5% 7/1/30	1,000,000	1,303,784
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series 2001 A, 0% 8/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,550,000	6,524,103

TOTAL PENNSYLVANIA		511,144,193

Pennsylvania, New Jersey - 1.3%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2012 A:
5% 7/1/22	500,000	523,643
5% 7/1/23	1,000,000	1,047,806
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2018 A:
5% 1/1/37	1,000,000	1,257,220
5% 1/1/38	1,300,000	1,629,195
5% 1/1/39	1,000,000	1,250,734
5% 1/1/40	1,100,000	1,373,886

TOTAL PENNSYLVANIA, NEW JERSEY		7,082,484

TOTAL MUNICIPAL BONDS
(Cost $480,856,959)		518,992,145

Municipal Notes - 5.8%
Pennsylvania - 5.8%
Delaware County Indl. Dev. Auth. Arpt. Facilities Rev. (United Parcel Svc. Proj.) Series 2015, 0.04% 7/1/21, VRDN (d)	6,385,000	$6,385,000
Philadelphia Hospitals & Higher Ed. Facilities Auth. Health Systems Rev. (The Childrens Hosp. of Philadelphia Proj.) Series 2002 B, 0.03% 7/1/21 (Liquidity Facility Wells Fargo Bank NA), VRDN (d)	4,700,000	4,700,000
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev.:
(The Children'S Hosp. of Philadelphia Proj.) Series 2011 A, 0.03% 7/1/21 (Liquidity Facility Bank of America NA), VRDN (d)	7,400,000	7,400,000
(The Children's Hosp. of Philadelphia Proj.) Series 2011 B, 0.03% 7/1/21 (Liquidity Facility Bank of America NA), VRDN (d)	4,300,000	4,300,000
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 E, 0.02% 7/1/21 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (d)	9,600,000	9,600,000
TOTAL MUNICIPAL NOTES
(Cost $32,385,000)		32,385,000
TOTAL INVESTMENT IN SECURITIES - 99.3%
(Cost $513,241,959)		551,377,145
NET OTHER ASSETS (LIABILITIES) - 0.7%		3,840,291
NET ASSETS - 100%		$555,217,436

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$551,377,145	$--	$551,377,145	$--
Total Investments in Securities:	$551,377,145	$--	$551,377,145	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

Health Care	32.1%
Transportation	18.3%
Education	16.9%
General Obligations	11.4%
Water & Sewer	7.5%
Others* (Individually Less Than 5%)	13.8%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Pennsylvania Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $513,241,959)		$551,377,145
Cash		13,898,435
Receivable for fund shares sold		187,644
Interest receivable		5,895,319
Other receivables		1,749
Total assets		571,360,292
Liabilities
Payable for investments purchased on a delayed delivery basis	$14,103,070
Payable for fund shares redeemed	1,446,432
Distributions payable	353,573
Accrued management fee	161,080
Other affiliated payables	54,519
Other payables and accrued expenses	24,182
Total liabilities		16,142,856
Net Assets		$555,217,436
Net Assets consist of:
Paid in capital		$516,494,507
Total accumulated earnings (loss)		38,722,929
Net Assets		$555,217,436
Net Asset Value, offering price and redemption price per share ($555,217,436 ÷ 47,571,162 shares)		$11.67

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2021 (Unaudited)
Investment Income
Interest		$7,131,684
Expenses
Management fee	$948,180
Transfer agent fees	254,241
Accounting fees and expenses	68,294
Custodian fees and expenses	2,083
Independent trustees' fees and expenses	695
Registration fees	22,769
Audit	24,145
Legal	5,757
Miscellaneous	1,382
Total expenses before reductions	1,327,546
Expense reductions	(2,616)
Total expenses after reductions		1,324,930
Net investment income (loss)		5,806,754
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		438,635
Total net realized gain (loss)		438,635
Change in net unrealized appreciation (depreciation) on investment securities		3,817,173
Net gain (loss)		4,255,808
Net increase (decrease) in net assets resulting from operations		$10,062,562

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2021 (Unaudited)	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,806,754	$12,466,233
Net realized gain (loss)	438,635	255,481
Change in net unrealized appreciation (depreciation)	3,817,173	8,482,996
Net increase (decrease) in net assets resulting from operations	10,062,562	21,204,710
Distributions to shareholders	(5,991,145)	(12,881,272)
Share transactions
Proceeds from sales of shares	58,984,581	93,803,532
Reinvestment of distributions	3,803,318	8,469,720
Cost of shares redeemed	(47,229,116)	(91,726,532)
Net increase (decrease) in net assets resulting from share transactions	15,558,783	10,546,720
Total increase (decrease) in net assets	19,630,200	18,870,158
Net Assets
Beginning of period	535,587,236	516,717,078
End of period	$555,217,436	$535,587,236
Other Information
Shares
Sold	5,089,693	8,234,739
Issued in reinvestment of distributions	328,204	741,867
Redeemed	(4,073,827)	(8,116,699)
Net increase (decrease)	1,344,070	859,907

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Pennsylvania Municipal Income Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.59	$11.39	$10.92	$11.18	$10.97	$11.31
Income from Investment Operations
Net investment income (loss)A	.123	.275	.310	.314	.328	.336
Net realized and unrealized gain (loss)	.084	.209	.523	(.226)	.257	(.291)
Total from investment operations	.207	.484	.833	.088	.585	.045
Distributions from net investment income	(.123)	(.272)	(.307)	(.314)	(.328)	(.336)
Distributions from net realized gain	(.004)	(.012)	(.056)	(.034)	(.047)	(.049)
Total distributions	(.127)	(.284)	(.363)	(.348)	(.375)	(.385)
Redemption fees added to paid in capitalA	–	–	–	–	–	–B
Net asset value, end of period	$11.67	$11.59	$11.39	$10.92	$11.18	$10.97
Total ReturnC,D	1.80%	4.32%	7.71%	.84%	5.41%	.34%
Ratios to Average Net AssetsE
Expenses before reductions	.49%F	.49%	.48%	.48%	.48%	.49%
Expenses net of fee waivers, if any	.49%F	.49%	.48%	.48%	.48%	.49%
Expenses net of all reductions	.49%F	.48%	.48%	.48%	.48%	.49%
Net investment income (loss)	2.15%F	2.42%	2.74%	2.88%	2.95%	2.95%
Supplemental Data
Net assets, end of period (000 omitted)	$555,217	$535,587	$516,717	$452,519	$480,405	$452,516
Portfolio turnover rate	8%F	17%	20%	15%	12%	18%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Pennsylvania Municipal Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of June 30, 2021

Days	% of fund's investments
1 - 7	87.0
31 - 60	3.8
61 - 90	0.1
91 - 180	4.3
>180	4.8

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of June 30, 2021
Variable Rate Demand Notes (VRDNs)	27.1%
Tender Option Bond	55.0%
Other Municipal Security	10.1%
Investment Companies	8.6%
Net Other Assets (Liabilities)	(0.8)*%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current 7-Day Yields

6/30/21
Fidelity® Pennsylvania Municipal Money Market Fund	0.01%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending June 30, 2021, the most recent period shown in the table, would have been (0.41)%.

Fidelity® Pennsylvania Municipal Money Market Fund

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 27.1%
	Principal Amount	Value
Alabama - 0.5%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.11% 7/7/21, VRDN (a)(b)	$800,000	$800,000
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 B, 0.08% 7/7/21, VRDN (a)(b)	200,000	200,000
Kansas - 0.6%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 0.11% 7/7/21, VRDN (b)	100,000	100,000
Series 2007 B, 0.11% 7/7/21, VRDN (b)	300,000	300,000
St. Mary's Kansas Poll. Cont. Rev. Series 1994, 0.09% 7/7/21, VRDN (b)	500,000	500,000
Wamego Kansas Poll. Cont. Rfdg. Rev. (Western Resources, Inc. Proj.) Series 1994, 0.09% 7/7/21, VRDN (b)	100,000	100,000
		1,000,000
Nebraska - 0.2%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.11% 7/7/21, VRDN (a)(b)	400,000	400,000
Pennsylvania - 24.6%
Allegheny County Indl. Dev. Auth. Rev. Series 2002, 0.07% 7/7/21, LOC RBS Citizens NA, VRDN (b)	4,060,000	4,060,000
Chester County Health & Ed. Auth. Rev. Series 2009, 0.08% 7/7/21, LOC Manufacturers & Traders Trust Co., VRDN (b)	2,665,000	2,665,000
Delaware County Indl. Dev. Auth. Arpt. Facilities Rev. (United Parcel Svc. Proj.) Series 2015, 0.04% 7/1/21, VRDN (b)	2,055,000	2,055,000
Lancaster Indl. Dev. Auth. Rev. (Mennonite Home Proj.) Series 2007, 0.08% 7/7/21, LOC Manufacturers & Traders Trust Co., VRDN (b)	4,925,000	4,925,000
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
Series 2009 B, 0.08% 7/7/21, LOC MUFG Bank Ltd., VRDN (b)	3,400,000	3,400,000
Series 2009 C, 0.08% 7/7/21, LOC MUFG Bank Ltd., VRDN (b)	5,200,000	5,200,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. (Leidy's, Inc. Proj.) Series 1995 D7, 0.06% 7/7/21, LOC PNC Bank NA, VRDN (a)(b)	100,000	100,000
Philadelphia Auth. for Indl. Dev. Rev. (Spl. People in Northeast, Inc. Proj.) Series 2006, 0.1% 7/7/21, LOC RBS Citizens NA, VRDN (b)	3,560,000	3,560,000
Washington County Hosp. Auth. Rev. (Monongahela Valley Hosp. Proj.) Series 2018 C, 0.07% 7/7/21, LOC RBS Citizens NA, VRDN (b)	3,700,000	3,700,000
FNMA Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Kingswood Apts. Proj.) Series 2001 A, 0.09% 7/7/21, LOC Fannie Mae, VRDN (b)	12,675,000	12,675,000
		42,340,000
South Carolina - 0.1%
Berkeley County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1997, 0.11% 7/7/21, VRDN (a)(b)	100,000	100,000
West Virginia - 1.0%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 0.12% 7/7/21, VRDN (a)(b)	500,000	500,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 0.13% 7/7/21, VRDN (a)(b)	1,200,000	1,200,000
		1,700,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $46,540,000)		46,540,000

Tender Option Bond - 55.0%
Colorado - 0.0%
Denver City & County Arpt. Rev. Bonds Series G-114, 0.28%, tender 9/1/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)(e)	100,000	100,000
Connecticut - 0.1%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 0.21%, tender 10/1/21 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	200,000	200,000
Florida - 0.2%
Broward County Port Facilities Rev. Bonds Series G 115, 0.28%, tender 9/1/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)(e)	100,000	100,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Bonds Series Floaters G 25, 0.28%, tender 10/1/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)(e)	100,000	100,000
Tampa-Hillsborough Co. Ex Auth. Bonds Series G-113, 0.23%, tender 1/3/22 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	100,000	100,000
		300,000
Indiana - 0.2%
Indiana Fin. Auth. Rev. Participating VRDN Series 2020 004, 0.18% 8/11/21 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(e)	295,000	295,000
Kentucky - 0.2%
CommonSpirit Health Participating VRDN Series MIZ 90 21, 0.14% 7/7/21 (Liquidity Facility Mizuho Cap. Markets Llc) (b)(c)(e)	200,000	200,000
Kentucky State Property & Buildings Commission Rev. Bonds Series G 116, 0.23%, tender 11/1/21 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	100,000	100,000
		300,000
Maryland - 0.6%
Maryland Gen. Oblig. Participating VRDN:
Series DB 80 76, 0.1% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(e)(f)	600,000	600,000
Series DB 807, 0.1% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(e)	400,000	400,000
		1,000,000
Massachusetts - 0.2%
Massachusetts Gen. Oblig. Participating VRDN Series 2021 XG 03 15, 0.1% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(e)	400,000	400,000
Mississippi - 0.0%
Mississippi Bus. Fin. Corp. Rev. Participating VRDN Series 2021 XF 11 05, 0.13% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(e)	100,000	100,000
New York - 0.2%
New York City Transitional Fin. Auth. Rev. Participating VRDN Series 002, 0.18% 8/11/21 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(e)	400,000	400,000
Ohio - 0.2%
Columbus Gen. Oblig. Participating VRDN Series DB 80 75, 0.1% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(e)	100,000	100,000
Ohio Hosp. Rev. Participating VRDN Series 002, 0.15% 8/11/21 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	100,000	100,000
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 0.23%, tender 12/1/21 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	100,000	100,000
		300,000
Pennsylvania - 52.4%
Allegheny County Sanitation Auth. Swr. Rev. Participating VRDN Series Floaters XM 00 82, 0.06% 7/7/21 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	6,665,000	6,665,000
Commonwealth Fing. Auth. Tobacco Participating VRDN Series XX 10 80, 0.07% 7/7/21 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	5,005,000	5,005,000
Geisinger Auth. Health Sys. Rev. Participating VRDN:
Series Floaters XF 05 43, 0.1% 7/7/21 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)	3,500,000	3,500,000
Series Floaters XM 06 13, 0.1% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)	1,700,000	1,700,000
Series Floaters YX 10 49, 0.11% 7/7/21 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	1,885,000	1,885,000
Series XF 09 69, 0.1% 7/7/21 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)	1,900,000	1,900,000
Series XM 08 87, 0.1% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)	1,900,000	1,900,000
Lancaster County Hosp. Auth. Health Ctr. Rev. Participating VRDN Series 16 ZF0383, 0.07% 7/7/21 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(e)	3,750,000	3,750,000
Lehigh County Gen. Purp. Hosp. Rev. Participating VRDN:
Series ZF 08 33, 0.07% 7/7/21 (Liquidity Facility Bank of America NA) (b)(c)(e)	2,100,000	2,100,000
Series ZF 08 34, 0.07% 7/7/21 (Liquidity Facility Bank of America NA) (b)(c)(e)	2,300,000	2,300,000
Montgomery County Higher Ed. & Health Auth. Rev. Participating VRDN:
Series Floaters ZF 07 95, 0.08% 7/7/21 (Liquidity Facility Bank of America NA) (b)(c)(e)	2,200,000	2,200,000
Series XF 28 85, 0.07% 7/7/21 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	2,500,000	2,500,000
Northampton County Gen. Purp. College Rev. Participating VRDN Series Floaters ZM 05 17, 0.06% 7/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(e)	7,500,000	7,500,000
Pennsylvania Econ. Dev. Participating VRDN Series XM 0048, 0.1% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(e)	299,500	299,500
Pennsylvania Gen. Oblig. Participating VRDN Series Floaters ZM 06 50, 0.06% 7/7/21 (Liquidity Facility Bank of America NA) (b)(c)(e)	5,000,000	5,000,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Bonds Series 2016 E75, 0.2%, tender 12/1/21 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	1,900,000	1,900,000
Participating VRDN:
Series Floaters XF 25 53, 0.06% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)	1,800,000	1,800,000
Series MS 3252, 0.06% 7/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(e)	5,840,000	5,840,000
Series XM 08 76, 0.07% 7/7/21 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)	1,075,000	1,075,000
Pennsylvania State Univ. Participating VRDN Series XM 08 27, 0.06% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)	2,900,000	2,900,000
Pennsylvania Tpk. Commission Registration Fee Rev. Participating VRDN Series Putters 5026, 0.06% 7/1/21 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)	400,000	400,000
Pennsylvania Tpk. Commission Tpk. Rev.:
Bonds Series Floaters G 43, 0.23%, tender 12/1/21 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	1,700,000	1,700,000
Participating VRDN:
Series Floaters E 101, 0.06% 7/7/21 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)	4,400,000	4,400,000
Series XX 11 34, 0.07% 7/7/21 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	2,900,000	2,900,000
Philadelphia Arpt. Rev. Participating VRDN Series YX 11 44, 0.07% 7/7/21 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	3,000,000	3,000,000
Philadelphia Auth. for Indl. Dev. Participating VRDN:
Series Putters 14 XM0005, 0.06% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)	4,200,000	4,200,000
Series XG 02 53, 0.08% 7/7/21 (Liquidity Facility Bank of America NA) (b)(c)(e)	2,100,000	2,100,000
Philadelphia School District Participating VRDN Series XM 08 60, 0.06% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)	1,625,000	1,625,000
Philadelphia Wtr. & Wastewtr. Rev. Participating VRDN Series Floaters XF 07 19, 0.07% 7/7/21 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)	1,000,000	1,000,000
Southcentral Pennsylvania Gen. Auth. Rev. Participating VRDN Series XL 01 04, 0.06% 7/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(e)	1,500,000	1,500,000
Westmoreland County Muni. Auth. Muni. Svc. Rev. Participating VRDN Series XF 10 58, 0.07% 7/7/21 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	3,270,000	3,270,000
Wilkes-Barre Area School District Participating VRDN Series Floaters XF 07 77, 0.07% 7/7/21 (Liquidity Facility Bank of America NA) (b)(c)(e)	2,285,000	2,285,000
		90,099,500
South Carolina - 0.1%
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 0.23%, tender 10/1/21 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	100,000	100,000
Texas - 0.1%
Houston Arpt. Sys. Rev. Participating VRDN Series XF 11 11, 0.13% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)(e)	100,000	100,000
Virginia - 0.5%
Lynchburg Econ. Dev. Participating VRDN Series 2020 10, 0.15% 8/11/21 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	500,000	500,000
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series MIZ 90 25, 0.11% 7/7/21 (Liquidity Facility Mizuho Cap. Markets Llc) (b)(c)(e)	290,000	290,000
		790,000
TOTAL TENDER OPTION BOND
(Cost $94,484,500)		94,484,500

Other Municipal Security - 10.1%
Pennsylvania - 10.1%
Commonwealth Fing. Auth. Rev. Bonds Series 2013 A2, 5% 6/1/22 (Pre-Refunded to 6/1/22 @ 100)	200,000	208,701
Commonwealth Fing. Auth. Tobacco Bonds Series 2018, 5% 6/1/22	550,000	573,753
Geisinger Auth. Health Sys. Rev. Bonds Series 2020 A, 5% 4/1/22	570,000	590,185
Pennsylvania Gen. Oblig. Bonds:
Series 2014, 5% 7/1/21	725,000	725,000
Series 2016, 5% 1/15/22	1,955,000	2,005,885
Series 2020, 5% 5/1/22	1,000,000	1,040,168
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds:
Series 2011 A, 5.25% 8/15/21 (Pre-Refunded to 8/15/21 @ 100)	935,000	940,774
Series 2015, 5% 8/15/21	1,475,000	1,483,682
Series A 2011, 5% 8/15/21 (Pre-Refunded to 8/15/21 @ 100)	1,055,000	1,061,286
Pennsylvania Hsg. Fin. Agcy. Bonds:
Series 2020 133, 5% 10/1/21	600,000	607,123
Series 2021 134B, 5% 10/1/21 (a)	990,000	1,002,043
Series 2021 135 B, 5% 4/1/22 (a)(f)	735,000	760,879
State Pub. School Bldg. Auth. Lease Rev. Bonds (The School District of Philadelphia Proj.) Series 2012:
5% 4/1/22 (Pre-Refunded to 4/1/22 @ 100)	1,000,000	1,036,313
5% 4/1/22 (Pre-Refunded to 4/1/22 @ 100)	215,000	222,711
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. Bonds:
Series 2014 B1, 0.14% tender 8/3/21, CP mode	1,700,000	1,700,000
Series 2014 B2, 0.15% tender 12/27/21, CP mode	1,700,000	1,700,000
West Shore Area Auth. Hosp. Rev. Bonds (Holy Spirit Hosp. Charity Proj.) Series 2011 B, 6% 1/1/22 (Pre-Refunded to 1/1/22 @ 100)	1,700,000	1,749,745
TOTAL OTHER MUNICIPAL SECURITY
(Cost $17,408,248)		17,408,248
	Shares	Value

Investment Company - 8.6%
Fidelity Municipal Cash Central Fund 0.04% (g)(h)
(Cost $14,686,428)	14,684,314	14,686,428
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $173,119,176)		173,119,176
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(1,312,240)
NET ASSETS - 100%		$171,806,936

Security Type Abbreviations

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,500,000 or 2.6% of net assets.

 (e) Coupon rates are determined by re-marketing agents based on current market conditions.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Broward County Port Facilities Rev. Bonds Series G 115, 0.28%, tender 9/1/21 (Liquidity Facility Royal Bank of Canada)	3/1/21	$100,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 0.21%, tender 10/1/21 (Liquidity Facility Royal Bank of Canada)	4/1/21	$200,000
Denver City & County Arpt. Rev. Bonds Series G-114, 0.28%, tender 9/1/21 (Liquidity Facility Royal Bank of Canada)	6/1/21	$100,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Bonds Series Floaters G 25, 0.28%, tender 10/1/21 (Liquidity Facility Royal Bank of Canada)	4/1/21	$100,000
Kentucky State Property & Buildings Commission Rev. Bonds Series G 116, 0.23%, tender 11/1/21 (Liquidity Facility Royal Bank of Canada)	5/3/21	$100,000
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 0.23%, tender 12/1/21 (Liquidity Facility Royal Bank of Canada)	6/1/21	$100,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, 0.2%, tender 12/1/21 (Liquidity Facility Royal Bank of Canada)	6/3/20	$1,900,000
Pennsylvania Tpk. Commission Tpk. Rev. Bonds Series Floaters G 43, 0.23%, tender 12/1/21 (Liquidity Facility Royal Bank of Canada)	6/1/21	$1,700,000
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 0.23%, tender 10/1/21 (Liquidity Facility Royal Bank of Canada)	4/1/21	$100,000
Tampa-Hillsborough Co. Ex Auth. Bonds Series G-113, 0.23%, tender 1/3/22 (Liquidity Facility Royal Bank of Canada)	1/4/21	$100,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$3,231
Total	$3,231

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund 0.04%	$9,151,000	$34,146,000	$28,612,000	$1,428	$--	$14,686,428	0.9%
Total	$9,151,000	$34,146,000	$28,612,000	$1,428	$--	$14,686,428

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Pennsylvania Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $158,432,748)	$158,432,748
Fidelity Central Funds (cost $14,686,428)	14,686,428
Total Investment in Securities (cost $173,119,176)		$173,119,176
Cash		1,096
Receivable for fund shares sold		9,260
Interest receivable		258,360
Distributions receivable from Fidelity Central Funds		415
Other receivables		63
Total assets		173,388,370
Liabilities
Payable for investments purchased
Regular delivery	$138,443
Delayed delivery	1,360,879
Payable for fund shares redeemed	69,844
Distributions payable	66
Accrued management fee	12,202
Total liabilities		1,581,434
Net Assets		$171,806,936
Net Assets consist of:
Paid in capital		$171,814,996
Total accumulated earnings (loss)		(8,060)
Net Assets		$171,806,936
Net Asset Value, offering price and redemption price per share ($171,806,936 ÷ 171,562,225 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2021 (Unaudited)
Investment Income
Interest		$94,453
Income from Fidelity Central Funds		3,231
Total income		97,684
Expenses
Management fee	$434,666
Independent trustees' fees and expenses	226
Total expenses before reductions	434,892
Expense reductions	(345,802)
Total expenses after reductions		89,090
Net investment income (loss)		8,594
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	107,778
Fidelity Central Funds	1,428
Total net realized gain (loss)		109,206
Net increase in net assets resulting from operations		$117,800

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2021 (Unaudited)	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,594	$674,227
Net realized gain (loss)	109,206	45,947
Net increase in net assets resulting from operations	117,800	720,174
Distributions to shareholders	(128,488)	(728,307)
Share transactions
Proceeds from sales of shares	17,837,513	46,437,146
Reinvestment of distributions	121,677	687,695
Cost of shares redeemed	(25,129,392)	(75,136,443)
Net increase (decrease) in net assets and shares resulting from share transactions	(7,170,202)	(28,011,602)
Total increase (decrease) in net assets	(7,180,890)	(28,019,735)
Net Assets
Beginning of period	178,987,826	207,007,561
End of period	$171,806,936	$178,987,826
Other Information
Shares
Sold	17,837,513	46,437,146
Issued in reinvestment of distributions	121,677	687,695
Redeemed	(25,129,392)	(75,136,443)
Net increase (decrease)	(7,170,202)	(28,011,602)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Pennsylvania Municipal Money Market Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	.003	.010	.010	.004	.001
Net realized and unrealized gain (loss)	.001	–A	.001	–A	–A	–A
Total from investment operations	.001	.003	.011	.010	.004	.001
Distributions from net investment income	–A	(.003)	(.010)	(.010)	(.004)	(.001)
Distributions from net realized gain	(.001)	–A	–A	–	–A	–A
Total distributions	(.001)	(.003)	(.011)B	(.010)	(.004)	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.07%	.37%	1.06%	.97%	.40%	.09%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.10%G	.34%	.50%	.50%	.50%	.35%
Expenses net of all reductions	.10%G	.34%	.50%	.50%	.50%	.35%
Net investment income (loss)	.01%G	.35%	1.03%	.96%	.38%	.07%
Supplemental Data
Net assets, end of period (000 omitted)	$171,807	$178,988	$207,008	$240,412	$284,994	$405,526

 A Amount represents less than $.0005 per share.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2021

1. Organization.

Fidelity Pennsylvania Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Pennsylvania Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each Fund is authorized to issue an unlimited number of shares. Shares of the Money Market Fund are only available for purchase by retail shareholders. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. Each Fund may be affected by economic and political developments in the state of Pennsylvania.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Income Fund's investments to the Fair Value Committee (the Committee) established by the Income Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Pennsylvania Municipal Income Fund	$513,235,268	$38,212,983	$(71,106)	$38,141,877
Fidelity Pennsylvania Municipal Money Market Fund	173,119,176	–	–	–

Certain of the Funds elected to defer to the next fiscal year capital losses recognized during the period November 1, 2020 to December 31, 2020. Loss deferrals were as follows:

Capital losses
Fidelity Pennsylvania Municipal Money Market Fund	$(1,062)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Pennsylvania Municipal Income Fund	45,262,719	20,690,911

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Income Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .35% of the Fund's average net assets.

Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Money Market Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .50% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. Under the terms of the management fee contract, the investment adviser pays transfer agent fees on behalf of the Money Market Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the Income Fund's transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Pennsylvania Municipal Income Fund	.09%

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Pennsylvania Municipal Income Fund	.03

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. For the Income Fund, any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Pennsylvania Municipal Income Fund	–	–
Fidelity Pennsylvania Municipal Money Market Fund	200,000	1,800,000

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Pennsylvania Municipal Income Fund	$535

7. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to avoid a negative yield. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $345,733.

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Pennsylvania Municipal Income Fund	$2,083
Fidelity Pennsylvania Municipal Money Market Fund	69

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses as follows:

Amount
Fidelity Pennsylvania Municipal Income Fund	$533

8. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period-B January 1, 2021 to June 30, 2021
Fidelity Pennsylvania Municipal Income Fund	.49%
Actual		$1,000.00	$1,018.00	$2.45
Hypothetical-C		$1,000.00	$1,022.36	$2.46
Fidelity Pennsylvania Municipal Money Market Fund	.10%
Actual		$1,000.00	$1,000.70	$.50-D
Hypothetical-C		$1,000.00	$1,024.30	$.50-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

 D If certain fees were not voluntarily waived by the investment adviser or its affiliates during the period, the annualized expense ratio would have been .50% and the expenses paid in the actual and hypothetical examples above would have been $2.48 and $2.51, respectively.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Pennsylvania Municipal Income Fund (the Income Fund) has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Income Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Income Fund’s Board of Trustees (the Board) has designated the Income Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

PFR-SANN-0821
1.705577.123

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Municipal Trust II’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Municipal Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust II

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 19, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 19, 2021

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 19, 2021